VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

January 31, 2023 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.2%
Alabama: 2.3%
Alabama Special Care Facilities Financing Authority, Methodist Home for Aging (RB)
5.25%, 06/01/25	$315		$311,516
5.75%, 06/01/26 (c)	1,400		1,332,219
5.75%, 06/01/26 (c)	2,000		1,811,271
6.00%, 06/01/26 (c)	5,900		5,412,231
Alabama State Port Authority Docks Facilities, Series A (RB) (AGM) 5.00%, 10/01/27 (c)	1,000		1,056,718
Black Belt Energy Gas District, Project No. 8, Series A (RB) 4.00%, 12/01/29 (c) (p)	3,960		3,903,688
Hoover Industrial Development Board, United States Steel Corp. Project (RB) 6.38%, 11/01/30 (p)	1,180		1,324,911
Hoover Industrial Development Board, United States Steel Corp. Project (RB) (SD CRED PROG) 5.75%, 10/01/29 (c)	15,040		15,714,601
Jefferson County, Sewer Revenue, Series D (RB)
6.00%, 10/01/23 (c)	10,000		10,684,479
6.50%, 10/01/23 (c)	9,000		9,623,047
Jefferson County, Sewer Revenue, Series E (RB)
0.00%, 10/01/23 (c) ^	100		47,683
0.00%, 10/01/23 (c) ^	60		24,259
Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 12/01/25 (c) (p)	1,000		1,004,793
Montgomery Alabama Medical Clinic Board of Health Care Facility, Jackson Hospital and Clinic (RB) 5.00%, 03/01/26 (c)	1,350		1,354,114
Southeast Energy Authority, A Cooperative District Commodity Supply, Project No.2, Series B (RB) 4.00%, 12/01/31 (c) (p)	1,000		997,501
Sumter County, Alabama Industrial Development Authority Exempt Facilities, Enviva, Inc. Project (RB) 6.00%, 07/15/32 (c) (p)	14,500		13,320,996
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A (RB) 4.50%, 05/01/29 (c)	3,204		2,930,696
			70,854,723
	Par (000’s	)	Value
Alaska: 0.2%
Northern Tobacco Securitization Corp., Series A (RB) 4.00%, 06/01/31 (c)	$1,500		$1,369,434
Northern Tobacco Securitization Corp., Series B-1 (RB) 4.00%, 06/01/31 (c)	4,030		4,009,902
Northern Tobacco Securitization Corp., Series B-2 (RB) 0.00%, 06/01/31 (c) ^	3,000		399,079
			5,778,415
American Samoa: 0.2%
American Samoa Economic Development Authority, Series A (RB)
5.00%, 09/01/31 (c)	4,250		4,283,346
6.50%, 09/01/28	250		271,085
6.62%, 09/01/25 (c)	1,000		1,054,773
			5,609,204
Arizona: 2.6%
Arizona Industrial Development Authority Education Facility, Leman Academy of Excellence Projects, Series A (RB) 4.50%, 07/01/29 (c)	1,000		925,723
Arizona Industrial Development Authority, Academies of Math and Science, Series B (RB) 5.00%, 01/01/27 (c)	200		205,059
Arizona Industrial Development Authority, American Charter School Foundation Project (RB)
6.00%, 07/01/27 (c)	2,940		3,018,673
6.00%, 07/01/27 (c)	1,320		1,374,287
Arizona Industrial Development Authority, Arizona Agribusiness and Equine Center, Inc. Project, Series B (RB) 5.00%, 09/01/27 (c)	1,545		1,524,969
Arizona Industrial Development Authority, Basis School Project, Series A (RB)
5.12%, 07/01/26 (c)	250		251,425
5.25%, 07/01/26 (c)	500		490,986
Arizona Industrial Development Authority, Basis School Project, Series D (RB)
5.00%, 07/01/27 (c)	270		255,784
5.00%, 07/01/27 (c)	515		481,680
Arizona Industrial Development Authority, Basis School Project, Series G (RB) (AGM) 5.00%, 07/01/27 (c)	500		473,673

1

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Arizona (continued)
Arizona Industrial Development Authority, Benjamin Franklin Charter School Projects, Series A (RB) 5.25%, 07/01/28 (c)	$1,000		$983,536
Arizona Industrial Development Authority, Doral Academy - Fire Mesa and Red Rock Campus, Series A (RB)
3.55%, 07/15/27 (c)	1,155		1,076,891
5.00%, 07/15/27 (c)	400		391,934
5.00%, 07/15/27 (c)	300		281,194
Arizona Industrial Development Authority, Education Facility, Series A (RB)
5.25%, 07/01/23 (c)	1,050		1,055,694
5.50%, 07/01/23 (c)	2,100		2,110,494
Arizona Industrial Development Authority, Kaizen Education Project (RB) 5.70%, 07/01/26 (c)	1,000		1,017,593
Arizona Industrial Development Authority, Legacy Cares, Inc. Project, Series A (RB) (AGM) 6.62%, 07/01/27 (d) *	1,000		650,000
Arizona Industrial Development Authority, Legacy Cares, Inc. Project, Series C (RB) (AGM) 6.75%, 07/01/27 (c) (d) *	2,000		1,300,000
Arizona Industrial Development Authority, Leman Academy of Excellence, East Tucson and Central Tucson Projects, Series A (RB) 4.00%, 07/01/24 (c)	500		481,600
Arizona Industrial Development Authority, Pinecrest Academy of Nevada-Cadence Campus Project, Series A (RB) 4.00%, 07/15/28 (c)	1,370		1,197,176
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project, Series A (RB) 4.50%, 07/15/25 (c)	500		490,391
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Series A (RB) 4.00%, 12/15/29 (c)	1,400		1,097,832
City of Phoenix Civic Improvement Corp., Series B (RB) (AGM) 4.00%, 07/01/29 (c)	1,040		1,033,301
City of Phoenix Civic Improvement Corp., Series B (RB) (BAM-TCRS ST AID WITHHLDG) 5.00%, 07/01/29 (c)	6,990		7,353,391
	Par (000’s)	Value
Arizona (continued)
Glendale Industrial Development Authority, Beatitudes Campus Project (RB)
4.00%, 11/15/24 (c)	$250	$237,722
5.00%, 11/15/24 (c)	1,000	900,580
Glendale Industrial Development Authority, Royal Oaks Inspirata Pointe Project, Series A (RB) 5.00%, 05/15/26 (c)	1,340	1,193,394
Glendale Industrial Development Authority, Sun Health Services, Series A (RB) 5.00%, 11/15/26 (c)	3,000	2,990,612
Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB)
4.00%, 07/01/25	315	311,709
5.00%, 07/01/25 (c)	900	904,689
5.00%, 07/01/25 (c)	1,000	952,255
5.00%, 07/01/25 (c)	500	478,541
Industrial Development Authority of the City of Phoenix, Downtown Student Housing, Series A (RB) 5.00%, 07/01/28 (c)	750	754,559
Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project (RB) 5.00%, 07/01/25 (c)	2,320	2,235,119
Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/26 (c)	750	754,875
Maricopa County Arizona Industrial Development Authority, Commercial Metals Company Project (RB) 4.00%, 01/01/26 (c)	5,830	4,949,152
Maricopa County Industrial Development Authority, Benjamin Franklin Charter School Projects, Series A (RB) 6.00%, 07/01/28 (c)	1,000	1,040,142
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series A (RB) (SD CRED PROG)
5.00%, 07/01/29 (c)	1,400	1,461,606
5.00%, 07/01/29 (c)	1,300	1,362,873
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB) 5.00%, 07/01/29 (c)	500	467,026

2

	Par (000’s	)	Value
Arizona (continued)
5.00%, 07/01/29 (c)	$500		$500,794
5.00%, 07/01/29 (c)	1,990		1,883,930
Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/26 (c)	1,750		1,706,558
Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24 (d) *	255		232,344
Phoenix Arizona Industrial Development Authority, Falcon Properties LLC, Project, Series A (RB) 4.15%, 12/01/31 (c)	5,000		3,900,864
Pima County Industrial Development Authority, American Leadership Academy Project (RB) 5.62%, 06/15/25 (c)	1,250		1,261,337
Pima County Industrial Development Authority, American Leadership Academy Project (RB) (SD CRED PROG) 5.00%, 06/15/25 (c)	500		474,711
Pima County Industrial Development Authority, Edkey Charter Schools Project (RB)
5.25%, 07/01/26 (c)	250		252,115
5.38%, 07/01/26 (c)	250		246,868
5.50%, 07/01/26 (c)	250		248,215
Pima County, Arizona Industrial Development Authority, Edkey Charter School Project (RB) 5.00%, 07/01/26 (c)	1,000		1,020,498
Salt Verde Financial Corp. (RB)
5.00%, 12/01/37	9,605		10,188,564
5.25%, 12/01/24	305		313,276
5.25%, 12/01/25	265		276,199
5.25%, 12/01/27	215		229,465
5.25%, 12/01/28	245		264,228
Tempe Industrial Development Authority, Friendship Village of Tempe (RB) 5.00%, 12/01/26 (c)	355		307,510
Tempe Industrial Development Authority, Mirabella at ASU Project, Series A (RB)
6.00%, 10/01/27 (c)	1,200		1,115,849
6.12%, 10/01/27 (c)	5,300		4,786,918
6.12%, 10/01/27 (c)	600		534,673
			80,263,056
	Par (000’s	)	Value
Arkansas: 0.8%
Arkansas Development Finance Authority, Big River Steel Project (RB)
4.50%, 09/01/26 (c)	$20,570		$18,644,975
4.75%, 09/01/27 (c)	2,000		1,884,786
Arkansas Development Finance Authority, Environmental Improvement, United States Steel Corporation Project (RB) 5.45%, 09/01/25 (c)	6,000		6,003,389
			26,533,150
California: 11.2%
Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
5.00%, 10/01/26 (c)	1,650		1,719,578
5.00%, 10/01/26 (c)	2,055		2,134,701
5.00%, 10/01/26 (c)	5,000		5,176,260
5.00%, 10/01/26 (c)	3,000		3,144,422
Anaheim Community Facilities District No. 08-1 (ST)
4.00%, 09/01/23 (c)	420		388,031
4.00%, 09/01/23 (c)	615		584,165
4.00%, 09/01/23 (c)	160		159,070
Anaheim Public Financing Authority, Anaheim Public Improvements Project, Series A (RB) (BAM) 5.00%, 09/01/27 (c)	2,000		2,158,768
Antelope Valley Healthcare District, Series A (RB) 5.25%, 03/01/26 (c)	1,480		1,524,371
California Community Choice, Financing Authority Clean Energy Project, Series A-1 (RB) 5.00%, 08/01/29 (c) (p)	1,000		1,068,217
California Community Choice, Financing Authority Clean Energy Project, Series B-1 (RB) 4.00%, 08/01/31 (c) (p)	1,500		1,521,482
California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/28 (c)	1,695		1,753,682
California Community Housing Agency, Essential Housing, Arbors, Series A (RB) 5.00%, 08/01/30 (c)	3,100		3,049,926
California Community Housing Agency, Essential Housing, Creekwood, Series A (RB) 4.00%, 08/01/31 (c)	11,735		9,633,107

3

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-1 (RB) 4.00%, 08/01/31 (c)	$8,150		$7,185,804
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-2 (RB)
3.00%, 08/01/31 (c)	4,000		2,863,678
4.00%, 08/01/31 (c)	2,000		1,664,842
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-2 (RB) (AGM) 4.00%, 08/01/32 (c)	3,000		2,265,054
California Community Housing Agency, Essential Housing, Mira Vista Hills Apartments, Series A (RB) 4.00%, 08/01/31 (c)	4,000		3,162,256
California Community Housing Agency, Essential Housing, Serenity at Larkspur, Series A (RB) 5.00%, 02/01/30 (c)	3,000		2,900,799
California Community Housing Agency, Essential Housing, Summit at Sausalito Apartments, Series A-2 (RB) 4.00%, 08/01/32 (c)	2,000		1,604,512
California Community Housing Agency, Series A-1 (RB) 4.00%, 08/01/31 (c)	4,500		3,974,482
California Community Housing Agency, Stoneridge Apartments, Series A (RB) 4.00%, 02/01/31 (c)	6,000		4,724,993
California County Tobacco Securitization Agency, Alameda County Tobacco Asset Securitization Corp. (RB) 5.88%, 01/30/23 (c)	15		15,269
California County Tobacco Securitization Agency, Golden Gate Tobacco, Series A (RB) 5.00%, 01/17/23 (c)	15		14,970
California County Tobacco Securitization Agency, Series A (RB) 4.00%, 06/01/30 (c)	1,170		1,080,219
California Health Facilities Financing Authority, Children’s Hospital, Series A (RB)
4.00%, 08/15/27 (c)	250		235,430
4.20%, 08/15/27 (c)	500		502,987
5.00%, 08/15/27 (c)	460		483,238
	Par (000’s	)	Value
California (continued)
5.00%, 08/15/27 (c)	$990		$1,022,627
California Health Facilities Financing Authority, Commonspirit Health, Series A (RB) 4.00%, 04/01/30 (c)	2,110		1,962,989
California Health Facilities Financing Authority, El Camino Hospital, Series A (RB) 5.00%, 02/01/25 (c)	1,000		1,021,193
California Health Facilities Financing Authority, Series A (RB)
3.75%, 01/30/23 (c)	1,150		1,150,418
4.00%, 03/01/23 (c)	2,000		1,903,358
California Health Facilities Financing Authority, Sutter Health, Series A (RB) 5.00%, 11/15/27 (c)	2,500		2,594,755
California Housing Finance Agency, Series A (RB)
3.50%, 11/20/35	973		943,590
4.00%, 03/20/33	3,800		3,853,256
California Infrastructure & Economic Development Bank, California State Teachers Retirement System (RB) 5.00%, 08/01/29 (c)	1,085		1,251,958
California Infrastructure & Economic Development Bank, Charter School Portfolio Project, Series A-1 (RB) 5.00%, 07/01/30 (c)	1,000		847,348
California Infrastructure & Economic Development Bank, Wonderful Foundations Charter School Portfolio Project, Series A-1 (RB) 5.00%, 01/01/31 (c)	2,500		2,092,997
California Municipal Finance Authority, Azusa Pacific University Project, Series B (RB) (NATL) 5.00%, 04/01/25 (c)	1,910		1,882,972
California Municipal Finance Authority, California Baptist University, Series A (RB)
5.50%, 11/01/25 (c)	500		508,225
6.12%, 11/01/23 (c)	1,000		1,016,453
California Municipal Finance Authority, Charter School Santa Rosa Academy Project, (RB) 5.00%, 07/01/32 (c)	1,000		922,761

4

	Par (000’s	)	Value
California (continued)
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB) 5.00%, 11/15/28 (c)	$500		$519,546
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB) (BAM) 4.00%, 11/15/28 (c)	150		146,998
California Municipal Finance Authority, CHF-Davis II, LLC - Orchard Park Student Housing Project (RB) (BAM)
3.00%, 05/15/31 (c)	3,650		2,916,775
4.00%, 05/15/31 (c)	5,000		4,795,833
California Municipal Finance Authority, CHF-Davis II, LLC - Orchard Park Student Housing Project, Series A (RB) (BAM) 4.00%, 05/15/31 (c)	1,500		1,477,436
California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB)
5.00%, 07/01/27 (c)	200		214,778
5.00%, 07/01/27 (c)	250		268,349
California Municipal Finance Authority, Healthright 360, Series A (RB) 5.00%, 11/01/29 (c)	2,000		1,998,900
California Municipal Finance Authority, John Adams Academies Lincoln Project, Series A (RB)
5.00%, 10/01/27 (c)	500		472,546
5.00%, 10/01/27 (c)	500		462,163
5.00%, 10/01/27 (c)	500		497,172
California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.62%, 03/01/25 (c)	2,390		2,300,767
California Municipal Finance Authority, LINXS APM Project, Series A (RB)
5.00%, 06/30/28 (c)	2,490		2,543,889
5.00%, 06/30/28 (c)	600		650,526
5.00%, 06/30/28 (c)	500		541,849
5.00%, 06/30/28	65		70,515
California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM)
3.00%, 06/30/28 (c)	1,950		1,902,409
5.00%, 06/30/28 (c)	1,000		1,040,721
5.00%, 06/30/28 (c)	1,035		1,117,627
5.00%, 06/30/28 (c)	700		742,522
	Par (000’s	)	Value
California (continued)
California Municipal Finance Authority, Northbay Healthcare Group, Series A (RB) 5.25%, 11/01/26 (c)	$230		$233,683
California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB)
5.00%, 07/01/26 (c)	500		474,030
5.00%, 07/01/28 (c)	130		126,588
5.00%, 07/01/28 (c)	1,000		903,712
California Municipal Finance Authority, UCR Dundee- Glasgow Student Housing Project (RB) (BAM) 4.00%, 11/15/28 (c)	250		243,464
California Municipal Finance Authority, United Airlines, Inc., International Airport Project (RB) 4.00%, 07/15/29	19,000		18,850,383
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB)
7.00%, 07/01/22 (d) *	1,000		50,000
7.50%, 01/30/23 (c) (d) *	10,500		525,000
7.50%, 12/01/29 (c) (d) *	7,000		350,000
8.00%, 07/01/27 (c) (d) *	6,635		331,750
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) (SAW) 7.50%, 07/01/32 (d) *	1,000		130,000
California Public Finance Authority, Enso Village Project, Series A (RB)
5.00%, 11/15/29 (c)	1,000		899,762
5.00%, 06/01/27 (c)	400		375,349
California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB)
5.00%, 07/01/27 (c)	485		476,832
5.00%, 07/01/27	110		107,497
5.00%, 07/01/27 (c)	1,000		994,603
5.00%, 07/01/27 (c)	300		296,375
California School Finance Authority, Charter School Facility, Grimmway School, Series A (RB) 5.00%, 07/01/26 (c)	2,000		2,023,493
California School Finance Authority, Charter School Ivy Academia, Series A (RB) 4.00%, 06/01/28 (c)	1,150		954,617

5

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
California School Finance Authority, Charter School, John Adams Academies, Series A (RB) 5.00%, 07/01/30 (c)	$1,000		$930,219
California School Finance Authority, Hawking Steam Charter School Project (RB) 5.50%, 07/01/29 (c)	1,000		1,007,463
California School Finance Authority, NCCD-Santa Rosa Properties LLC, Series A (RB)
4.00%, 11/01/31 (c)	1,000		788,156
4.00%, 11/01/31 (c)	2,700		2,084,674
California School Finance Authority, Partnerships To Uplift Communities Valley Project, Series A (RB) 6.75%, 02/01/24 (c)	1,400		1,451,770
California School Finance Authority, River Springs Charter School Project, Series A (RB)
5.00%, 07/01/27 (c)	1,000		931,946
6.38%, 07/01/25 (c)	4,425		4,859,697
California School Finance Authority, Rocketship Education, Series A (RB)
5.12%, 06/01/26 (c)	250		239,427
5.25%, 06/01/26 (c)	250		241,283
California Statewide Communities Development Authority, Baptist University, Series A (RB)
3.50%, 11/01/27	1,500		1,448,269
5.00%, 11/01/27 (c)	1,000		1,005,795
6.38%, 11/01/23 (c)	1,000		1,014,498
California Statewide Communities Development Authority, College Housing (RB) 5.25%, 07/01/29 (c)	250		228,997
California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB)
5.50%, 01/30/23 (c)	32		30,193
5.75%, 01/30/23 (c)	6		5,777
California Statewide Communities Development Authority, Daughters of Charity Health System, Series H (RB) 5.75%, 01/30/23 (c)	2		1,702
	Par (000’s	)	Value
California (continued)
California Statewide Communities Development Authority, Irvine East Campus Armaments, CHF-Irvine, LLC (RB)
5.00%, 05/15/26 (c)	$385		$402,141
5.00%, 05/15/26 (c)	545		564,824
California Statewide Communities Development Authority, John Muir Health, Series A (RB) 5.00%, 12/01/27 (c)	2,305		2,413,534
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB) 5.00%, 06/01/29 (c)	435		434,970
California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.62%, 11/01/23 (c)	75		75,497
California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
5.00%, 06/01/26 (c)	1,595		1,621,375
5.00%, 06/01/26 (c)	12,445		12,486,717
5.00%, 06/01/26 (c)	1,100		1,144,563
5.00%, 06/01/26 (c)	350		364,034
5.25%, 12/01/24 (c)	8,975		9,011,543
5.25%, 12/01/24 (c)	1,740		1,789,794
5.25%, 06/01/26 (c)	13,380		13,407,586
5.25%, 06/01/28 (c)	1,000		1,022,860
5.50%, 12/01/24 (c)	20,180		20,297,054
5.50%, 06/01/28 (c)	6,500		6,589,465
California Statewide Communities Development Authority, Provident Group Pomona Properties LLC, Series A (RB)
5.00%, 06/01/26 (c)	3,230		3,151,424
5.75%, 01/30/23 (c)	125		125,023
California Statewide Communities Development Authority, University of California, Irvine East Campus Apartments (RB) 3.50%, 05/15/26 (c)	615		562,641
California Statewide Communities Development Authority, University of California, Irvine East Campus Apartments, Phase IV-A (RB) 5.00%, 05/15/27 (c)	3,170		3,223,532

6

	Par (000’s	)	Value
California (continued)
California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series B (RB) 6.00%, 01/30/23 (c)	$3,175		$3,235,095
California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series C (RB) 6.00%, 01/30/23 (c)	900		917,032
City of Fontana, Community Facilities District No. 90 (ST) 4.00%, 09/01/28 (c)	500		445,738
City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	250		255,529
City of Irvine, Community Facilities District No. 2013-3 (ST)
4.00%, 09/01/23 (c)	230		233,298
4.00%, 09/01/23 (c)	250		252,989
4.00%, 09/01/23 (c)	250		252,208
City of Irvine, Reassessment District No. 15-2 (SA) 5.00%, 09/02/25 (c)	750		765,362
City of Oroville Hospital (RB) 5.25%, 04/01/29 (c)	2,500		2,504,607
City of Rancho Cordova, Sunridge Anatolia community Facilities District No. 2003-1 (ST) 4.00%, 09/01/26 (c)	180		178,227
City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	810		831,083
City of Roseville, Fiddyment Ranch Community Facilities District No. 1 (ST)
3.75%, 09/01/27 (c)	500		483,633
5.00%, 09/01/27 (c)	155		165,071
5.00%, 09/01/27 (c)	130		137,330
City of Roseville, Fiddyment Ranch Community Facilities District No. 5 (ST) 5.00%, 09/01/27 (c)	3,450		3,545,574
City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	200		205,989
City of San Clemente, Facilities District No. 2006-1 (ST) 5.00%, 09/01/25 (c)	1,045		1,068,112
CMFA Special Finance Agency I, Essential Housing, Series A-2 (RB) 4.00%, 04/01/31 (c)	6,000		4,795,501
	Par (000’s	)	Value
California (continued)
CMFA Special Finance Agency VII, Essential Housing, Series A-1 (RB) 3.00%, 08/01/31 (c)	$3,000		$2,143,789
CMFA Special Finance Agency VII, Essential Housing, Series A-2 (RB) 4.00%, 08/01/31 (c)	1,995		1,615,662
CMFA Special Finance Agency VIII, Essential Housing, Series A-1 (RB) 3.00%, 08/01/31 (c)	6,650		4,639,787
CMFA Special Finance Agency XII, Essential Housing, Series A-2 (RB) 4.38%, 02/01/32 (c)	1,000		827,084
CMFA Special Finance Agency, Essential Housing, Series A-1 (RB) 4.00%, 02/01/32 (c)	2,500		2,206,200
Compton Public Finance Authority (RB)
4.00%, 09/01/24 (c)	1,000		990,485
4.50%, 09/01/24 (c)	1,585		1,577,630
County of Los Angeles Community Facilities District No 2021-01 (ST) 5.00%, 09/01/29 (c)	1,000		1,030,992
CSCDA Community Improvement Authority, Atlanta-Glendale, Series A-1 (RB) 3.50%, 10/01/31 (c)	1,000		774,603
CSCDA Community Improvement Authority, Atlanta-Glendale, Series A-2 (RB) 4.00%, 10/01/31 (c)	7,750		6,084,470
CSCDA Community Improvement Authority, City Anaheim, Series A (RB) 5.00%, 01/01/31 (c)	6,000		5,318,123
CSCDA Community Improvement Authority, City of Orange Portfolio, Series A-2 (RB) 3.00%, 12/01/31 (c)	2,000		1,426,772
CSCDA Community Improvement Authority, Essential Housing Mezzanine Lien, Series B (RB)
4.00%, 04/01/32 (c)	1,000		731,272
4.00%, 05/01/32 (c)	1,500		1,108,882
CSCDA Community Improvement Authority, Essential Housing, The Link Glendale, Series A-1 (RB) 3.00%, 07/01/31 (c)	1,000		771,777

7

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
CSCDA Community Improvement Authority, Essential Housing, Westgate Phase, Series A-2 (RB) 3.12%, 06/01/31 (c)	$3,000		$2,146,611
CSCDA Community Improvement Authority, Link- Glendale, Series A-2 (RB) 4.00%, 07/01/31 (c)	5,350		4,351,769
CSCDA Community Improvement Authority, Millennium South Bay- Hawthorne, Series A-1 (RB) 3.25%, 07/01/32 (c)	2,000		1,442,004
CSCDA Community Improvement Authority, Monterey Station Apartments, Series A-1 (RB) 3.00%, 07/01/32 (c)	2,500		1,991,083
CSCDA Community Improvement Authority, Parallel-Anaheim, Series A (RB) 4.00%, 08/01/31 (c)	2,000		1,725,792
CSCDA Community Improvement Authority, Park Crossing Apartments, Series B (RB) 4.00%, 06/01/32 (c)	1,000		776,021
CSCDA Community Improvement Authority, Pasadena Portfolio, Series B (RB) 4.00%, 12/01/31 (c)	1,000		759,552
CSCDA Community Improvement Authority, Union South Bay, Series A-2 (RB) 4.00%, 07/01/31 (c)	6,200		4,887,263
CSCDA Community Improvement Authority, Vineyard Gardens Apartments, Series B (RB) 4.00%, 04/01/32 (c)	500		376,770
Dublin Community Facilities District No 2015-1 (ST)
5.00%, 09/01/26 (c)	500		529,013
5.00%, 09/01/26 (c)	500		520,142
5.00%, 09/01/26 (c)	500		516,292
5.00%, 09/01/27 (c)	485		496,412
5.00%, 09/01/27 (c)	1,150		1,199,612
Folsom Ranch Financing Authority (ST)
5.00%, 09/01/27 (c)	1,100		1,165,461
5.00%, 09/01/27 (c)	2,000		2,063,442
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-1 (RB) 3.95%, 07/15/27 (c)	100		94,791
	Par (000’s	)	Value
California (continued)
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-2 (RB) 3.50%, 07/15/29 (c)	$475		$412,101
Golden State Tobacco Securitization Corp., Series A-1 (RB) 5.00%, 12/01/31 (c)	2,000		2,127,547
Hastings Campus Housing Finance Authority, Series A (RB) 5.00%, 07/01/30 (c)	1,000		824,939
Independent Cities Finance Authority, Mobil Home Park, Series A (RB) 3.75%, 10/15/26 (c)	250		194,919
Lake Elsinore Public Financing Authority, Local Agency (ST) 5.00%, 09/01/25 (c)	405		413,957
Lammersville Joint Unified School Distric, Community Facilities District No. 2014-1 (ST) 5.00%, 09/01/25 (c)	1,000		1,032,468
Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 01/30/23 (c)	37		37,107
Los Angeles Unified School District, Series C (GO) 5.00%, 07/01/24 (c)	1,600		1,665,765
MSR Energy Authority, Series A (RB) 6.12%, 11/01/29	455		513,186
Orange County Community Facilities District No. 1, Series A (ST)
4.25%, 08/15/25 (c)	975		979,960
5.25%, 08/15/25 (c)	455		466,826
Palomar Health (RB) 5.00%, 11/01/26 (c)	250		264,399
Palomar Pomerado Health, Series A (GO) (NATL) 0.00%, 08/01/25 ^	125		116,235
Perris Union High School District Financing Authority (ST) 5.00%, 03/01/25 (c)	1,000		1,017,191
Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	750		779,510
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST) 5.00%, 09/01/26 (c)	500		515,913

8

	Par (000’s)	Value
California (continued)
Romoland School District No. 2004-1 (ST) 5.00%, 09/01/25 (c)	$500	$512,994
Sacramento County, Community Facilities District No. 2005-2 (ST)
5.00%, 09/01/26 (c)	495	506,223
5.00%, 09/01/26 (c)	345	354,921
San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/31 (c)	745	801,101
San Francisco City & County, International Airport, Series A (RB) 5.00%, 01/01/29 (c)	1,475	1,538,847
San Francisco City & County, International Airport, Series A (RB) (BAM-TCRS) 5.00%, 05/01/24 (c)	4,750	4,817,543
San Jacinto Unified School District Financing Authority (ST) 5.00%, 09/01/26 (c)	300	310,294
San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series A (RB) 5.00%, 01/15/25 (c)	500	527,168
San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series B (RB) 5.25%, 01/15/25 (c)	200	203,506
San Joaquin Hills Transportation Corridor Agency, Senior Lien Toll Road, Series A (RB) 4.00%, 01/15/32 (c)	2,000	1,945,822
San Joaquin Hills Transportation Corridor Agency, Toll Road, Series A (RB) (NATL)
0.00%, 01/15/25 ^	1,000	941,335
0.00%, 01/15/32 ^	145	105,030
0.00%, 01/15/36 ^	105	61,943
Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST) 5.00%, 03/01/26 (c)	500	511,030
Thousand Oaks, California Community Facilities, District No. 1994-1 (ST) 5.38%, 09/01/23 (c)	1,035	1,047,419
	Par (000’s	)	Value
California (continued)
Three Rivers Levee Improvement Authority. Community Facilities District Nos. 2006-1 and 2006-2, Series A (ST) 4.00%, 09/01/28 (c)	$1,290		$1,183,044
Tobacco Securitization Authority of Northern California (RB) 4.00%, 12/01/30 (c)	4,500		4,109,294
Tobacco Securitization Authority of Southern California, Series A (RB) 5.00%, 12/01/29 (c)	3,495		3,665,829
Tobacco Securitization Authority of Southern California, Series B (RB) 4.00%, 12/01/30 (c)	1,205		1,199,113
Tustin Community Facilities District, Series A (ST)
5.00%, 09/01/25 (c)	100		102,187
5.00%, 09/01/25 (c)	100		101,692
Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	750		767,363
Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST)
4.00%, 09/01/21 (d) *	850		297,500
5.30%, 09/01/23 (c) (d) *	530		185,500
William S. Hart Union High School District No. 2015-1 (ST) 5.00%, 09/01/26 (c)	445		456,941
			351,833,713
Colorado: 3.0%
3rd and Havana Metropolitan District, Series A (GO) 5.25%, 12/01/25 (c)	1,000		934,819
Arista Metropolitan District in the City and County of Broomfield, Series A (GO) 5.00%, 12/01/23 (c)	500		492,957
Arkansas River Power Authority, Power Supply System, Series A (RB) 5.00%, 10/01/28 (c)	2,010		2,033,226
Base Village Metropolitan District No. 2, Series A (GO) 5.75%, 01/30/23 (c)	1,000		1,005,712
Brighton Crossing Metropolitan District No. 6, Series A (GO)
5.00%, 12/01/25 (c)	500		468,667
5.00%, 12/01/25 (c)	500		484,860
Broadway Station Metropolitan District No. 3, Series A (GO) 5.00%, 06/01/24 (c)	1,425		1,205,940

9

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Colorado (continued)
Centerra Metropolitan District No. 1 (GO) 5.00%, 12/01/25 (c)	$1,000		$891,013
Centerra Metropolitan District No. 1 (TA)
5.00%, 01/30/23 (c)	500		482,202
5.00%, 01/30/23 (c)	500		500,709
5.00%, 01/30/23 (c)	500		463,773
City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 10/01/23 (c)	5,195		5,210,772
City of Fruita, Colorado Healthcare Canyons Hospital and Medical Center, Series B (RB) 5.50%, 01/01/28 (c)	2,250		1,775,590
City of Lakewood, Colorado Plaza Metropolitan District No. 1 (TA) 5.00%, 01/30/23 (c)	1,035		1,022,901
Clear Creek Transit Metropolitan District No. 2, Series A (GO) 5.00%, 12/01/26 (c)	1,000		884,965
Colorado Crossing Metropolitan District No. 2, Series A-2 (GO) 5.00%, 12/01/25 (c)	3,000		2,663,481
Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project, Thompson School District R2-J (RB) 5.00%, 07/01/26 (c)	1,000		929,594
Colorado Educational and Cultural Facilities Authority, Rocky Mountain Classical Academy Project (RB) 5.00%, 10/01/27 (c)	500		475,257
Colorado Health Facilities Authority, CommonSpirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	510		507,878
Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB)
3.25%, 08/01/29 (c)	5		3,799
4.00%, 08/01/29 (c)	5,735		5,401,101
Colorado Health Facilities Authority, Senior Living Second Tier, American Eagle Portfolio Project Series B-1 (RB) 2.00%, 07/01/32 (c)	536		268,081
Colorado High Performance Transportation Enterprise, C-470 Express Lanes (RB) 5.00%, 12/31/24 (c)	7,250		7,156,333
	Par (000’s	)	Value
Colorado (continued)
5.00%, 12/31/24 (c)	$350		$346,813
Creekwalk Marketplace Business Improvement District, Series A (RB)
5.50%, 12/01/26 (c)	500		453,309
5.75%, 12/01/26 (c)	500		445,112
Crowfoot Valley Ranch Metropolitan District No. 2, Series A (GO) 5.62%, 12/01/23 (c)	1,000		1,008,271
Dominion Water and Sanitation District (RB) 5.88%, 12/01/28 (c)	1,000		1,005,032
Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA)
4.50%, 11/01/25 (c)	820		774,233
5.25%, 11/01/25 (c)	2,345		2,293,033
5.50%, 11/01/25 (c)	1,865		1,814,128
Green Valley Ranch East Metropolitan District No. 6, Series A (GO) 5.88%, 09/01/25 (c)	1,000		982,824
Jefferson Center Metropolitan District No. 1, Series A-2 (RB) 4.38%, 12/01/23 (c)	1,000		833,065
Kinston Metropolitan District No. 5, Series A (GO) 5.12%, 12/01/25 (c)	2,000		1,809,911
Painted Prairie Public Improvement Authority (RB) 5.00%, 12/01/24 (c)	1,000		976,857
Peak Metropolitan District No. 1, El Paco County, Series A (GO) 4.00%, 03/01/26 (c)	540		466,110
Prairie Center Metropolitan District No. 3, Series A (RB) 5.00%, 12/15/26 (c)	4,000		3,999,740
Public Authority for Colorado Energy (RB) 6.50%, 11/15/38	2,000		2,480,329
Pueblo Urban Renewal Authority, Evraz Project, Series A (TA) 4.75%, 12/01/30 (c)	5,030		4,242,473
Puerto Rico Sales Tax Financing Corp., Series A-2 (RB) 3.62%, 06/01/26 (c)	981		736,284
Rampart Range Metropolitan District No. 5, Colorado Limited Tax Supported and Special Bonds (RB) 4.00%, 10/01/26 (c)	5,750		4,114,449

10

	Par (000’s	)	Value
Colorado (continued)
Regional Transportation District, Denver Transit Partners Eagle P3 Project, Series A (RB) 4.00%, 07/15/39	$1,500		$1,466,659
Regional Transportation District, Denver Transit Partners Eagle P3 Project, Series B (RB) 4.00%, 07/15/40	1,615		1,564,250
Rocky Mountain Rail Park Metropolitan District, Series A (GO)
5.00%, 03/01/26 (c)	6,850		5,597,732
5.00%, 03/01/26 (c)	1,000		882,857
Southglenn Metropolitan District (GO) 5.00%, 01/30/23 (c)	1,000		955,689
Southlands Metropolitan District No. 1, Series A-1 (GO) 5.00%, 12/01/27 (c)	1,200		1,150,712
Sterling Ranch Community Authority Board, Colorado Limited Tax, Series A (RB) 4.25%, 12/01/25 (c)	1,000		803,516
Transport Metropolitan District No. 3 (GO)
5.00%, 03/01/26 (c)	4,200		3,831,212
5.00%, 03/01/26 (c)	4,000		3,284,976
Tree Farm Metropolitan District (GO) 4.75%, 12/01/26 (c)	2,000		1,748,844
Velocity Metropolitan District No. 3 (GO)
5.12%, 12/01/23 (c)	500		501,773
5.38%, 12/01/23 (c)	1,500		1,505,934
Verve Metropolitan District No. 1 (GO) 5.00%, 03/01/26 (c)	1,025		1,025,489
Windler Public Improvement Authority, Series A-1 (RB) (BAM)
4.00%, 09/01/26 (c)	1,000		826,109
4.00%, 09/01/26 (c)	1,000		766,713
4.12%, 09/01/26 (c)	4,980		3,535,253
			93,493,321
Connecticut: 0.6%
Bridgeport Housing Authority, Energy Performance Equipment (RB) 5.60%, 01/10/23 (c)	630		618,906
Connecticut State Health and Educational Facilities Authority, Church Home of Harford, Series A (RB)
5.00%, 09/01/26 (c)	3,000		2,721,569
5.00%, 09/01/26 (c)	2,500		2,317,177
	Par (000’s	)	Value
Connecticut (continued)
Connecticut State Health and Educational Facilities Authority, Griffin Hospital, Series G (RB)
5.00%, 07/01/29 (c)	$2,630		$2,539,283
5.00%, 07/01/29 (c)	1,100		1,080,061
Connecticut State Health and Educational Facilities Authority, Mary Wade Home Issue, Series A-1 (RB) 5.00%, 10/01/24 (c)	8,000		6,608,334
Connecticut State Health and Educational Facilities Authority, McLean Issue, Series A (RB) 5.00%, 01/01/26 (c)	2,000		1,875,924
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) 4.00%, 07/01/29 (c)	250		211,509
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) (SD CRED PROG) 4.00%, 07/01/29 (c)	250		202,753
Connecticut State Health and Educational Facilities, Nuvance Health, Series A (RB) 4.00%, 07/01/29 (c)	500		471,216
			18,646,732
Delaware: 0.2%
County of Kent, Delaware Student Housing and Dinning Facility, State University Project, Series A (RB) 5.00%, 01/01/28 (c)	1,450		1,403,337
Delaware Economic Development Authority, Aspira Chapter School, Series A (RB)
4.00%, 06/01/32 (c)	915		722,903
5.00%, 06/01/26 (c)	1,000		979,696
5.00%, 06/01/26 (c)	250		252,195
Delaware River & Bay Authority (RB) 4.00%, 01/01/32 (c)	1,540		1,547,086
Delaware State Economic Development Authority (RB) 5.00%, 06/01/26 (c)	1,100		1,062,751
			5,967,968
District of Columbia: 0.7%
District of Columbia, Federal Highway Grant Anticipation (RB) (SAW) 5.00%, 12/01/29 (c)	1,975		2,303,022

11

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
District of Columbia (continued)
District of Columbia, Ingleside at Rock Creek Project, Series A (RB)
5.00%, 07/01/24 (c)	$250		$240,542
5.00%, 07/01/24 (c)	1,180		1,065,729
District of Columbia, Latin American Montessori Bilingual Public Charter School Issue (RB)
5.00%, 06/01/30 (c)	2,500		2,368,036
5.00%, 06/01/30 (c)	500		495,961
Metropolitan Washington Airports Authority, Dulles Toll Road, Series A (RB) 0.01%, 10/01/37	11,325		5,921,582
Metropolitan Washington Airports Authority, Dulles Toll Road, Series B (RB)
0.00%, 10/01/37 ^	2,020		1,114,739
4.00%, 10/01/29 (c)	7,315		7,148,381
4.00%, 10/01/29 (c)	250		254,187
6.50%, 10/01/28 (c)	245		281,229
			21,193,408
Florida: 4.2%
Brevard County, Florida Health Facilities Authority, Series A (RB) 5.00%, 04/01/32 (c)	1,000		1,063,314
Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB) 6.00%, 07/01/25 (c)	295		270,597
Capital Trust Agency, Education Growth Fund, Series A-1 (RB) 5.00%, 07/01/31 (c)	7,200		6,714,200
Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB) 5.00%, 07/15/26 (c)	250		251,646
Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB) (SD CRED PROG) 5.00%, 07/15/26 (c)	500		495,888
Capital Trust Agency, Educational Facilities, Pineapple Cove Classical Academy, Inc., Series A (RB)
4.50%, 01/01/29 (c)	500		495,044
5.12%, 01/01/29 (c)	500		492,616
5.25%, 01/01/29 (c)	500		480,651
5.38%, 01/01/29 (c)	500		484,865
Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB)
4.38%, 06/15/27	260		256,684
5.25%, 06/15/27 (c)	500		484,601
	Par (000’s	)	Value
Florida (continued)
Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB)
4.00%, 12/01/28	$2,200		$2,084,457
5.25%, 12/01/28 (c)	2,200		2,075,410
5.25%, 12/01/28 (c)	2,000		1,960,149
Capital Trust Agency, Wonderful Foundations Charter Schools Portfolio Projects, Series A (RB) 5.00%, 07/01/30 (c)	2,250		1,873,739
City of Orlando, Tourist Development Tax, Series A (RB) (AGM)
5.00%, 11/01/27	1,100		1,221,014
5.00%, 11/01/27 (c)	500		542,848
5.00%, 11/01/27 (c)	2,500		2,757,320
5.00%, 11/01/27 (c)	3,000		3,312,394
City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project (RB)
4.00%, 06/01/25 (c)	230		228,511
5.00%, 06/01/25 (c)	1,210		1,229,681
5.00%, 06/01/25 (c)	300		304,258
Collier County Industrial Development Authority, Arlington of Naples Project, Series A (RB)
7.00%, 05/15/24 (d) *	590		342,200
8.12%, 05/15/24 (c) (d) *	460		266,800
County of Broward, Florida Airport System, Series A (RB) 5.00%, 10/01/25 (c)	2,135		2,246,655
County of Clay (RB) 4.00%, 10/01/29 (c)	2,100		2,135,256
County of Lake, Retirment Facility, Series A (RB) 5.75%, 08/15/27 (c)	2,000		1,799,414
County of Miami-Dade Aviation Revenue (RB) (BAM-TCRS) 5.00%, 10/01/24 (c)	3,000		3,055,261
Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group, Series A (RB) (SAW) 5.00%, 02/15/30 (c)	2,650		2,858,653
Florida Development Finance Corp., Central Charter School Project (RB) 5.88%, 08/01/32 (c)	1,000		958,794
Florida Development Finance Corp., Educational Facilities, Mater Academy Project, Series A (RB) 5.00%, 06/15/27 (c)	2,225		2,213,714
Florida Development Finance Corp., Glenridge on Palmer Ranch Project (RB) 5.00%, 06/01/28 (c)	425		403,566

12

	Par (000’s	)	Value
Florida (continued)
Florida Development Finance Corp., Mayflower Retirement Community Project, Series A (RB)
4.00%, 06/01/28 (c)	$1,250		$873,250
4.00%, 06/01/28 (c)	1,600		1,260,592
5.25%, 06/01/27 (c)	1,000		930,130
Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series A (RB)
5.75%, 06/15/24 (c)	1,000		1,019,961
6.00%, 06/15/25 (c)	500		508,550
6.12%, 06/15/25 (c)	685		691,312
Florida Development Finance Corp., UF Health Jacksonville Project, Series A (RB) 5.00%, 02/01/32 (c)	1,000		959,932
Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
6.38%, 01/01/26 (c) (p)	9,695		8,959,017
6.50%, 01/01/29 (c) (p)	9,750		8,869,797
Florida Development Finance Corp., Waste Pro USA, Inc. Project (RB) 3.00%, 06/01/24 (c)	1,500		1,157,369
FRERC Community Development District (SA) (AGM)
5.38%, 11/01/29 (c)	1,500		1,482,133
5.50%, 11/01/29 (c)	2,450		2,395,535
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Series A (RB)
3.50%, 02/01/31 (c)	1,500		1,209,864
4.00%, 02/01/31 (c)	6,500		6,149,929
Lee County Industrial Development Authority, Community Charter Schools, LLC Projects, Series A (RB)
5.75%, 01/30/23 (c)	500		500,152
Lee County Industrial Development Authority, Cypress Cove at HealthPark Florida, Inc. Project, Series A (RB) 5.25%, 10/01/29 (c)	1,000		883,126
Lee County, Florida Airport, Series A (RB) 5.00%, 10/01/25	1,000		1,049,662
Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB)
5.00%, 11/15/24 (c)	3,000		3,011,962
5.00%, 11/15/24 (c)	1,880		1,910,097
	Par (000’s	)	Value
Florida (continued)
Miami World Center Community Development District (SA)
5.12%, 11/01/27 (c)	$750		$755,088
5.25%, 11/01/27 (c)	250		250,105
Miami-Dade County Health Facilities Authority Hospital, Nicklaus Children’s Hospital Project, Series A (RB) 4.00%, 08/01/31 (c)	1,000		969,646
Miami-Dade County Industrial Development Authority (RB) 5.50%, 07/01/29 (c)	1,000		912,731
Miami-Date County, Florida Subordinate Special (RB) 5.00%, 10/01/26 (c)	1,360		1,475,285
Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
5.00%, 10/01/25 (c)	2,500		2,551,866
5.00%, 10/01/25 (c)	500		515,990
Mid-Bay Bridge Authority, Second Senior Lien, Series C (RB) 5.00%, 10/01/25 (c)	1,000		1,017,212
Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
4.25%, 05/01/23 (c)	705		703,925
5.00%, 05/01/23 (c)	4,135		4,135,388
North Broward Hospital District, Series B (RB) 5.00%, 01/01/28 (c)	155		165,814
North Miami Beach Florida Water, Series A (RB) (SAW) 5.00%, 08/01/30 (c)	1,000		1,095,180
Northern Palm Beach County Improvement District, Unit of Development No. 2C (RB)
5.00%, 08/01/27 (c)	200		201,197
5.00%, 08/01/27 (c)	200		195,674
Orange County Health Facilities Authority, Orlando Health Obligated Group (RB) 4.00%, 04/01/32 (c)	2,800		2,641,364
Osceola County, Florida Transportation Improvement, Refunding Bonds, Series A (RB)
0.00%, 10/01/29 (c) ^	2,905		1,072,650
0.00%, 10/01/29 (c) ^	1,250		492,701
Palm Beach County, Health Facilities Authority, Series A (RB) 5.00%, 06/01/25 (c)	3,750		3,436,154
Palm Beach County, Palm Beach Atlantic University Housing Project, Series A (RB)
5.00%, 04/01/29 (c)	2,500		2,298,424
5.00%, 04/01/29 (c)	1,000		977,174

13

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Florida (continued)
Palm Cost Park Community Development District (SA) 5.70%, 01/30/23 (c)	$155		$155,099
Polk Country Industrial Development Authority, Florida Industrial Development (RB) 5.88%, 01/01/33	5,000		5,099,427
Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series A (RB)
5.50%, 11/15/26 (c)	500		427,917
5.75%, 11/15/26 (c)	2,500		2,182,996
Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series B-1 (RB) 4.25%, 01/30/23 (c)	2,600		2,436,845
Village Community Development District No. 12 (SA)
3.25%, 05/01/26	195		189,596
3.62%, 05/01/26 (c)	1,000		951,492
3.88%, 05/01/26 (c)	2,365		1,921,749
4.25%, 05/01/28 (c)	920		846,100
Village Community Development District No. 13 (SA)
3.00%, 05/01/29	720		665,066
3.55%, 05/01/29 (c)	2,780		2,335,038
			132,257,463
Georgia: 1.2%
Augusta Development Authority, AU Health System Inc. Project (RB) 5.00%, 01/01/29 (c)	1,100		1,082,738
Burke County Development Authority, Series C (RB) (SAW) 4.12%, 02/01/28 (c)	6,525		6,117,657
Burke County Development Authority, Series D (RB) 4.12%, 02/01/28 (c)	2,000		1,875,144
Floyd County Development Authority, Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/24 (c)	1,250		1,243,748
Gainesville and Hall County Development Authority, Educational Facilities, Riverside Military Academy, Inc. Project (RB) (BAM) 5.00%, 03/01/27 (c)	700		586,374
	Par (000’s	)	Value
Georgia (continued)
George L Smith II World Congress Center Authority, Series A (RB) 4.00%, 01/01/31 (c)	$2,250		$1,888,589
Georgia Local Government, Grantor Trust, Series A (CP) (NATL) 4.75%, 06/01/28	416		448,732
Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A (RB) 5.75%, 06/15/27 (c)	250		256,374
Main Street Natural Gas, Inc., Series C (RB)
4.00%, 11/01/27 (c) (p)	7,000		6,749,621
5.00%, 05/15/49	2,405		2,478,735
Marietta Development Authority, Life University, Inc. Project, Series A (RB)
5.00%, 11/01/27 (c)	1,000		956,171
5.00%, 11/01/27 (c)	5,000		4,978,975
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB) 5.00%, 07/01/25 (c)	375		378,637
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series B (RB) 5.00%, 07/01/28 (c)	4,500		4,548,830
Municipal Electric Authority of Georgia, Series A (RB) (BAM-TCRS) 4.00%, 01/01/32 (c)	2,900		2,812,845
White County Development Authority, Truett McConnell University Project, Series A (RB)
5.12%, 10/01/26 (c)	500		459,702
5.25%, 10/01/26 (c)	500		441,931
			37,304,803
Guam: 0.8%
Gaum Government Limited Obligation, Section 30, Series A (RB) 5.00%, 12/01/26 (c)	2,290		2,378,932
Guam Government Business Privelage Tax, Series F (RB) 4.00%, 01/01/31 (c)	1,000		991,083
Guam Government, Business Privilege Tax, Series D (RB)
4.00%, 11/15/25 (c)	600		571,135
5.00%, 11/15/25 (c)	1,100		1,126,402
5.00%, 11/15/25 (c)	1,040		1,070,097
5.00%, 11/15/25 (c)	1,085		1,101,592
5.00%, 11/15/25 (c)	5,805		5,994,601
Guam Government, Business Privilege Tax, Series F (RB) 4.00%, 01/01/31 (c)	7,000		6,596,267

14

	Par (000’s	)	Value
Guam (continued)
Guam Government, Department of Education, John F. Kennedy High School Refunding and Energy Efficiency Project, Series A (CP)
4.25%, 02/01/30	$500		$509,109
5.00%, 02/01/30 (c)	500		509,847
Guam Government, Hotel Occupancy Tax, Series A (RB) 5.00%, 11/01/30	750		834,725
Guam Government, Limited Obligation, Series A (RB) 5.00%, 12/01/26 (c)	3,120		3,127,506
Guam Power Authority, Series A (RB) 5.00%, 10/01/27 (c)	500		517,251
			25,328,547
Hawaii: 0.3%
Hawaii State Department Budget and Finance Special Purpose Revenue, Series B (RB) 4.00%, 03/01/27 (c)	5,000		4,864,102
Kuakini, Hawaii Health System, Series A (RB) 6.38%, 01/30/23 (c)	1,775		1,660,772
State of Hawaii, Department of Budget and Finance, Series A (RB)
6.25%, 07/01/23 (c)	1,400		1,409,472
6.62%, 07/01/23 (c)	2,085		2,102,098
			10,036,444
Idaho: 0.1%
Idaho Health Facilities Authority, Madison Memorial Hospital Project (RB)
3.50%, 09/01/26 (c)	450		419,129
5.00%, 09/01/26 (c)	1,135		1,154,279
Idaho Health Facilities Authority, Terraces of Boise, Series A (RB) 3.80%, 10/01/28 (c)	100		86,100
			1,659,508
Illinois: 13.5%
Board of Education of the City of Chicago, Series H (GO) 5.00%, 12/01/27 (c)	4,000		4,083,356
Chicago Board of Education, Series A (GO)
4.00%, 12/01/31 (c)	4,975		4,461,968
4.00%, 12/01/31 (c)	10,000		8,797,499
5.00%, 01/30/23 (c)	17,255		17,253,530
5.00%, 12/01/28 (c)	1,265		1,325,516
5.00%, 12/01/28 (c)	250		260,103
5.00%, 12/01/29	1,000		1,063,502
5.00%, 12/01/29 (c)	1,195		1,259,676
5.00%, 12/01/30 (c)	6,000		6,146,367
5.00%, 12/01/30 (c)	7,850		8,005,833
	Par (000’s	)	Value
Illinois (continued)
5.00%, 12/01/30 (c)	$4,100		$4,341,159
5.00%, 12/01/30 (c)	9,990		10,326,918
5.00%, 12/01/30 (c)	3,610		3,715,403
5.00%, 12/01/30 (c)	100		103,932
5.00%, 12/01/30 (c)	395		413,804
5.00%, 12/01/30 (c)	4,300		4,366,411
5.00%, 12/01/30 (c)	5,575		5,923,217
5.00%, 12/01/31 (c)	8,000		8,057,146
7.00%, 12/01/25 (c)	14,210		15,156,237
7.00%, 12/01/25 (c)	5,200		5,618,978
7.00%, 12/01/27 (c)	2,250		2,468,944
Chicago Board of Education, Series A (GO) (AGM)
5.00%, 12/01/23	300		305,331
5.00%, 12/01/28 (c)	250		266,119
Chicago Board of Education, Series A (GO) (AMBAC)
5.50%, 12/01/25	145		151,419
5.50%, 12/01/26	175		185,135
5.50%, 12/01/30	2,500		2,772,333
5.50%, 12/01/31	1,285		1,438,090
Chicago Board of Education, Series A (GO) (NATL)
0.01%, 12/01/27	760		638,331
0.01%, 12/01/28	390		314,431
0.01%, 12/01/30	55		40,604
5.50%, 12/01/26	355		370,664
Chicago Board of Education, Series B (GO)
4.00%, 12/01/31 (c)	7,130		6,480,378
4.00%, 12/01/31 (c)	5,000		4,572,029
4.00%, 12/01/31 (c)	5,000		4,620,926
5.00%, 01/30/23 (c)	1,105		1,104,960
5.00%, 01/30/23 (c)	3,235		3,234,713
5.00%, 12/01/27	1,500		1,572,603
5.00%, 12/01/29 (c)	200		209,469
5.00%, 12/01/30 (c)	3,600		3,837,217
6.50%, 12/01/26 (c)	4,000		4,260,726
Chicago Board of Education, Series C (GO)
5.00%, 12/01/27 (c)	3,750		3,869,241
5.00%, 12/01/27	2,000		2,096,804
5.25%, 12/01/24 (c)	8,040		8,081,130
5.25%, 12/01/24 (c)	8,485		8,539,483
6.00%, 12/01/24 (c)	1,160		1,199,390
Chicago Board of Education, Series C (GO) (AGM) 5.00%, 12/01/28 (c)	500		538,593
Chicago Board of Education, Series D (GO) (AGM)
5.00%, 12/01/23 (c)	4,000		3,963,591
5.00%, 12/01/28 (c)	2,500		2,497,200
Chicago Board of Education, Series E (GO) 5.12%, 12/01/24 (c)	2,415		2,430,117
Chicago Board of Education, Series G (GO) 5.00%, 12/01/27 (c)	4,960		5,118,394

15

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Illinois (continued)
5.00%, 12/01/27 (c)	$3,000		$3,019,796
Chicago Board of Education, Series H (GO) 5.00%, 12/01/27 (c)	7,080		7,106,629
Chicago Midway International Airport, Series A (RB) 5.00%, 01/01/24 (c)	2,500		2,543,012
Chicago Midway International Airport, Series A (RB) (AGM) 5.00%, 01/01/24 (c)	4,000		4,064,307
Chicago O’Hare International Airport (RB)
5.00%, 07/01/28 (c)	3,000		3,011,448
5.50%, 01/30/23 (c)	400		401,070
5.75%, 01/30/23 (c)	8,915		9,050,037
5.75%, 01/30/23 (c)	1,585		1,609,033
Chicago O’Hare International Airport, Series B (RB) 4.00%, 01/30/23 (c)	1,500		1,500,833
Chicago School Reform Board of Trustees, Series A (GO) (NATL)
0.01%, 12/01/25	355		323,474
0.01%, 12/01/29	1,460		1,126,997
Chicago School Reform Board of Trustees, Series B-1 (GO) (NATL)
0.00%, 12/01/28 ^	690		556,300
0.00%, 12/01/29 ^	645		497,886
0.01%, 12/01/24	1,165		1,096,256
0.01%, 12/01/25	1,650		1,503,472
0.01%, 12/01/26	1,630		1,428,350
0.01%, 12/01/27	1,030		865,107
0.01%, 12/01/31	520		366,153
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB)
5.00%, 06/01/24	1,200		1,235,284
5.00%, 06/01/26	100		106,695
5.00%, 06/01/29	1,000		1,122,079
City of Chicago, City Colleges (GO) (NATL)
0.00%, 01/01/30 ^	420		326,231
0.01%, 01/01/28	345		290,871
0.01%, 01/01/33	985		672,783
0.01%, 01/01/34	760		496,479
City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.00%, 01/01/25	235		240,692
City of Chicago, Series A (GO)
5.00%, 01/01/27	200		209,295
5.00%, 01/01/27	1,000		1,046,473
5.00%, 01/01/31 (c)	3,000		3,225,611
5.00%, 01/01/31 (c)	3,000		3,214,274
5.25%, 01/01/24 (c)	1,810		1,820,020
5.50%, 01/01/29 (c)	1,000		1,040,490
6.00%, 01/01/27 (c)	5,000		5,330,791
	Par (000’s	)	Value
Illinois (continued)
City of Chicago, Series A (GO) (NATL) 0.00%, 01/01/29 ^	$140		$113,440
City of Chicago, Series A (GO) (SAW) 5.00%, 01/01/29	2,775		2,956,478
City of Chicago, Series B (GO) 5.25%, 01/01/25 (c)	2,195		2,253,783
City of Chicago, Series C (GO)
0.00%, 01/01/32 ^	195		137,431
5.00%, 01/01/24	10		10,125
5.00%, 01/01/25	1,760		1,802,629
5.00%, 01/01/26 (c)	250		257,497
5.00%, 01/01/26	380		393,614
City of Chicago, Series D (GO) 5.50%, 01/01/25 (c)	5,000		5,098,219
City of Chicago, Water Revenue, Second Lien (RB) 5.00%, 03/03/23 (c)	2,500		2,500,798
City of Chicago, Water Revenue, Second Lien (RB) (AMBAC) 5.75%, 11/01/30	990		1,087,927
City of Harvey, Series A (GO)
5.50%, 01/30/23 (c) (d) *	465		426,056
5.62%, 01/30/23 (c) (d) *	3,600		3,298,500
Cook County, Illinois, Series B (GO) 4.00%, 11/15/26	1,200		1,266,265
Illinois Finance Authority, Acero Charter Schools, Inc. (RB) 4.00%, 10/01/31 (c)	1,000		782,508
Illinois Finance Authority, Admiral Lake Project (RB) 5.12%, 05/15/24 (c)	390		287,267
Illinois Finance Authority, Central Baptist Village (RB) 5.38%, 01/30/23 (c)	35		34,939
Illinois Finance Authority, CHF - Cook, LLC - Northeastern Illinois University Project, Series A (RB)
5.00%, 07/01/25 (c)	1,340		1,132,461
5.00%, 07/01/25 (c)	1,000		962,778
5.00%, 08/15/27 (c)	4,125		4,133,204
Illinois Finance Authority, Christian Homes, Inc. (RB) 5.00%, 05/15/26 (c)	1,875		1,781,981
Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
4.75%, 05/15/23 (c)	615		605,621
5.12%, 05/15/23 (c)	230		221,419
5.25%, 05/15/23 (c)	750		730,855
Illinois Finance Authority, Friendship Village of Schaumburg (RB)
5.00%, 02/15/27 (c) (d) *	6,500		2,925,000
5.00%, 02/15/27 (d) *	3,000		1,350,000
5.12%, 02/15/27 (c) (d) *	6,130		2,758,500

16

	Par (000’s	)	Value
Illinois (continued)
Illinois Finance Authority, Greenfields of Geneva Project (RB) 7.10%, 11/01/27 (c)	$100		$86,713
Illinois Finance Authority, Institute of Technology (RB) 5.00%, 09/01/29 (c)	175		170,857
Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/25 (c)	500		517,806
Illinois Finance Authority, Lutheran Life Communities Obligated Group, Series A (RB)
5.00%, 11/01/26 (c)	250		242,485
5.00%, 11/01/26 (c)	5		4,647
5.00%, 11/01/26 (c)	500		488,498
Illinois Finance Authority, Roosevelt University (RB) 5.50%, 01/30/23 (c)	475		467,586
Illinois Sports Facilities Authority (RB)
5.00%, 06/15/28	1,000		1,040,724
5.00%, 06/15/29	1,000		1,043,950
5.00%, 06/15/29 (c)	3,055		3,169,605
5.00%, 06/15/30	1,000		1,036,573
Illinois Sports Facilities Authority (RB) (AGM) 5.00%, 06/15/24 (c)	1,000		1,024,728
Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	690		619,066
Illinois State, Series A (GO)
5.00%, 12/01/27 (c)	500		531,135
5.00%, 05/01/28 (c)	500		512,239
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
0.00%, 12/15/31 (c) ^	1,025		559,704
0.00%, 12/15/31 (c) ^	1,175		606,393
3.00%, 12/15/24 (c)	2,000		1,992,545
4.00%, 12/15/31 (c)	75		70,338
5.00%, 12/15/25 (c)	1,030		1,035,071
5.00%, 12/15/27 (c)	1,935		1,946,502
5.00%, 12/15/29 (c)	7,500		7,621,276
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB) (NATL)
0.00%, 12/15/34 ^	590		363,914
0.00%, 06/15/31 ^	125		91,729
0.00%, 06/15/34 ^	190		120,504
0.00%, 06/15/39 ^	115		55,167
0.01%, 12/15/30	475		356,693
0.01%, 06/15/30	745		571,874
	Par (000’s	)	Value
Illinois (continued)
Northeastern Illinois University, Capital Improvement Project (CP) 4.00%, 01/30/23 (c)	$585		$480,712
Northern Illinois University, Auxiliary Facilities System (RB) (BAM) 4.00%, 04/01/31 (c)	1,200		1,199,065
Southwestern Illinois Development Authority (RB) 5.35%, 01/30/23 (c)	230		156,227
Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 01/30/23 (c)	2,000		2,000,274
State of Illinois (GO)
3.50%, 06/01/26 (c)	935		938,376
3.50%, 06/01/26 (c)	175		174,362
4.00%, 01/01/26 (c)	610		617,995
4.00%, 01/30/23 (c)	150		150,128
4.00%, 05/01/24	660		669,310
4.00%, 06/01/26 (c)	3,000		3,025,687
4.00%, 06/01/26 (c)	360		361,916
4.00%, 06/01/26 (c)	460		452,571
4.00%, 06/01/26 (c)	1,720		1,740,500
4.00%, 06/01/26 (c)	270		270,538
4.12%, 01/30/23 (c)	160		160,113
4.12%, 11/01/26 (c)	600		611,387
5.00%, 01/01/26 (c)	2,700		2,748,224
5.00%, 11/01/24	200		207,166
5.00%, 12/01/24	820		850,649
5.00%, 02/01/24 (c)	375		382,252
5.00%, 02/01/24 (c)	350		356,390
5.00%, 02/01/26	2,750		2,905,186
5.00%, 02/01/27	500		534,949
5.00%, 03/01/28	805		870,499
5.00%, 03/01/31 (c)	1,000		1,062,872
5.00%, 04/01/24 (c)	1,470		1,497,107
5.00%, 05/01/24 (c)	1,025		1,047,907
5.00%, 05/01/24 (c)	175		177,613
5.00%, 05/01/24 (c)	2,735		2,785,545
5.00%, 05/01/24 (c)	1,295		1,317,721
5.00%, 05/01/24 (c)	2,390		2,412,588
5.00%, 05/01/24 (c)	100		101,364
5.00%, 06/01/26 (c)	800		846,048
5.00%, 06/01/26	125		132,646
5.00%, 06/01/26 (c)	1,040		1,096,063
5.25%, 02/01/24 (c)	5,000		5,092,372
5.25%, 07/01/23 (c)	550		554,832
5.25%, 07/01/23 (c)	290		292,224
5.25%, 07/01/23 (c)	510		514,258
5.50%, 07/01/23 (c)	560		563,501
6.00%, 05/01/25	500		533,124
State of Illinois (GO) (AGC) 5.75%, 05/01/30 (c)	2,710		2,911,447
State of Illinois (RB) 3.00%, 06/15/26 (c)	100		94,247

17

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Illinois (continued)
State of Illinois, Series A (GO)
4.00%, 01/30/23 (c)	$100		$100,043
5.00%, 10/01/28 (c)	5,000		5,329,715
5.00%, 10/01/28	500		543,191
5.00%, 11/01/28	3,200		3,478,491
5.00%, 12/01/25	1,800		1,897,056
5.00%, 12/01/27 (c)	100		105,507
5.00%, 12/01/27	2,500		2,697,388
5.00%, 03/01/30	2,740		3,003,732
5.00%, 04/01/23 (c)	110		110,144
5.00%, 05/01/28 (c)	1,400		1,446,170
5.00%, 05/01/28 (c)	365		375,827
6.00%, 05/01/26	880		959,802
State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	13,425		14,343,904
State of Illinois, Series D (GO)
3.25%, 11/01/26	1,755		1,764,267
5.00%, 11/01/25	1,920		2,021,091
5.00%, 11/01/26	7,715		8,229,808
5.00%, 11/01/27 (c)	9,700		10,408,461
5.00%, 11/01/27	6,000		6,468,725
Village of Bolingbrook, Special Service Area No. 1 (ST) 5.25%, 03/01/28 (c)	500		468,504
Village of Bridgeview (GO) 5.00%, 01/30/23 (c)	360		334,947
Village of Bridgeview, Series A (GO) 5.50%, 01/30/23 (c)	1,175		1,157,223
Will County Community High School District No. 210, Series B (GO)
0.00%, 01/01/29 ^	90		73,907
0.00%, 01/01/31 ^	245		186,412
0.00%, 01/01/33 ^	540		377,551
			424,744,586
Indiana: 0.7%
City of Anderson, Indiana Economic Development, Anderson University (RB) 4.75%, 01/30/23 (c)	215		208,344
Indiana Finance Authority Educational Facilities, Earlham College Project, Series A (RB) 5.00%, 10/01/23 (c)	150		150,281
Indiana Finance Authority, Baptist Healthcare System, Series A (RB) 5.00%, 08/15/27 (c)	4,000		4,088,852
Indiana Finance Authority, Deaconess Health System, Series A (RB) 5.00%, 09/01/26 (c)	1,000		1,089,329
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB) 4.25%, 11/01/30	7,000		6,961,847
	Par (000’s	)	Value
Indiana (continued)
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series B (RB) 3.00%, 11/01/30	$3,500		$3,150,526
Indiana Finance Authority, United States Steel Corp. Project, Series A (RB) 4.12%, 12/01/26	5,500		5,420,285
			21,069,464
Iowa: 1.1%
City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/24 (c)	1,025		1,028,700
Iowa Finance Authority, Lifespace Communities, Inc., Series A (RB)
5.00%, 11/15/26 (c)	3,365		2,804,101
5.00%, 05/15/27 (c)	8,770		7,523,768
5.00%, 05/15/27 (c)	655		580,785
Iowa Finance Authority, Midwestern Disaster Area, Alcoa Inc. Project (RB) 4.75%, 01/30/23 (c)	7,025		6,867,566
Iowa Finance Authority, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Series A (RB) 5.00%, 12/01/42 (c) (p)	7,500		7,669,093
Iowa Higher Education Loan Authority, Wartburg College Project (RB)
4.00%, 10/01/25	1,660		1,632,302
5.00%, 10/01/25 (c)	2,115		2,016,096
5.00%, 10/01/25 (c)	990		969,889
Iowa Tobacco Settlement Authority, Series B-1 (RB) 4.00%, 06/01/31 (c)	2,500		2,501,647
			33,593,947
Kansas: 0.7%
City of Hutchinson, Regional Medical Center, Inc. (RB) 5.00%, 12/01/26 (c)	250		251,910
City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc., Series A (RB) 5.00%, 05/15/27 (c)	1,000		972,593
City of Manhattan (RB) 4.00%, 06/01/28 (c)	1,000		851,897
City of Manhattan, Kansas Health Care Facilities Authority, Meadowlark Hills Retirement Community, Series A (RB) 4.00%, 06/01/28 (c)	3,000		2,301,360

18

	Par (000’s	)	Value
Kansas (continued)
City of Manhattan, Kansas Sales Tax, Downtown Redevelopment Star Project Area (RB) 4.00%, 06/01/25 (c)	$850		$854,552
City of Topeka, Series A (RB)
6.25%, 12/01/29 (c)	1,000		1,017,518
6.50%, 12/01/29 (c)	1,000		1,017,311
City of Wichita, Health Care Facilities, Series III (RB) 5.00%, 05/15/26 (c)	250		237,956
City of Wichita, Health Care Facilities, Series IV (RB) 6.50%, 05/15/23 (c)	2,995		3,002,363
Kansas Development Finance Authority, Village Shalom Project, Series A (RB) (AGC) 5.25%, 11/15/23 (c)	1,000		741,315
Wyandotte County, Kansas City Unified Government, Legends Apartments Garage and West Lawn Project (RB) 4.50%, 12/01/26 (c)	780		719,761
Wyandotte County, Kansas City Unified Government, Vacation Village Project Area 1 and 2A, Series A (RB)
5.00%, 09/01/25 (c)	315		300,712
5.75%, 09/01/25 (c)	4,565		4,267,808
6.00%, 09/01/25 (c)	2,125		1,986,051
Wyandotte County, Kansas City Unified Government, Vacation Village Project Area 4 (RB) 0.00%, 09/01/34 ^	7,500		2,819,226
			21,342,333
Kentucky: 0.5%
Christian County, Jennie Stuart Medical Center (RB) 5.38%, 02/01/26 (c)	100		103,952
Kentucky Economic Development Finance Authority, Louisville Arena Authority, Inc., Series A (RB) (AGM) 5.00%, 01/30/23 (c)	760		760,302
Kentucky Economic Development Finance Authority, Louisville Arena Project, Series A (RB) (AGM) 5.00%, 12/01/27 (c)	4,655		4,799,848
Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB)
5.00%, 05/15/26 (c)	350		308,973
5.00%, 05/15/26 (c)	250		200,737
5.00%, 05/15/26 (c)	2,545		2,388,420
	Par (000’s	)	Value
Kentucky (continued)
Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
5.38%, 01/20/23 (c)	$400		$374,345
5.50%, 01/20/23 (c)	250		215,953
Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Series A (RB) 4.25%, 07/01/25 (c)	865		845,934
Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series A (RB)
5.00%, 06/01/26	175		186,659
5.00%, 06/01/27 (c)	990		1,009,317
5.25%, 06/01/27 (c)	750		775,813
Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series B (RB) 5.00%, 06/01/27 (c)	500		512,141
Kentucky State Property & Building Commission, Project No. 115 (RB) (BAM) 5.00%, 04/01/27 (c)	2,000		2,207,540
Paducah Electric Plant Board, Series A (RB) (AGM) 5.00%, 10/01/26 (c)	1,045		1,131,678
			15,821,612
Louisiana: 1.1%
Calcasieu Parish Memorial Hospital Service District (RB)
5.00%, 12/01/29 (c)	1,750		1,782,586
5.00%, 12/01/29 (c)	4,950		4,824,253
City of Shreveport, Water and Sewer Revenue, Series C (RB) (BAM) 5.00%, 12/01/25	100		106,160
Hospital Service District No. 1 of Parish of Tangipahoa, North Oaks Health System Project (RB) 4.00%, 02/01/31 (c)	2,075		1,980,682
Jefferson Sales Tax District, Series A (RB) (AGM) 5.00%, 12/01/25	1,255		1,350,430
Louisiana Local Government Environmental Facilities and Community Development Authority Student Housing, Provident Group ULM Properties LLC, Series A (RB) 5.00%, 07/01/29 (c)	500		437,786

19

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities and Community Development Authority, CDF Healthcare of Louisiana, LLC Project, Series A (RB) 5.62%, 06/01/25 (c)	$950		$826,539
Louisiana Local Government Environmental Facilities and Community Development Authority, City of New Orleans Gomesa Project (RB) 4.00%, 11/01/30 (c)	2,000		1,766,845
Louisiana Local Government Environmental Facilities and Community Development Authority, Parc Fontaine Apartments, Series A (RB) 4.25%, 01/30/23 (c)	175		144,956
Louisiana Local Government Environmental Facilities and Community Development Authority, University of Louisiana at Monroe Project, Series A (RB) 5.00%, 07/01/29 (c)	500		401,740
Louisiana Public Facilities Authority, Loyola University Project, (RB) 5.25%, 10/01/33 (c)	1,500		1,477,631
Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/24 (c) (d) *	1,647		16
Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB)
7.50%, 07/01/23 (d) *	2,259		23
8.38%, 07/01/24 (c) (d) *	1,389		14
Louisiana Stadium and Exposition District Senior Revenue, Series A (RB) 5.00%, 07/01/23 (c)	2,555		2,573,042
Louisiana Stadium and Exposition District, Series A (RB) 5.00%, 07/01/23 (c)	2,400		2,417,046
New Orleans Aviation Board, North Terminal Project, Series A (RB) 5.00%, 01/01/25 (c)	3,160		3,207,839
Parish of St James, Nustar Logistics, LP Project (RB)
5.85%, 06/01/25 (p)	750		773,452
6.35%, 06/01/30 (c)	4,000		4,353,259
	Par (000’s	)	Value
Louisiana (continued)
Parish of St James, Nustar Logistics, LP Project, Series A (RB) 6.35%, 06/01/30 (c)	$3,000		$3,264,925
Tangipahoa Parish Hospital Service District No. 1, North Oaks Health System Project (RB) 4.00%, 02/01/31 (c)	1,530		1,502,139
			33,191,363
Maine: 0.3%
Maine Finance Authority, GO Lab Madison, LLC Project (RB) 8.00%, 12/01/36 (c)	1,000		702,030
Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
4.00%, 07/01/26 (c)	1,270		1,158,322
5.00%, 07/01/26 (c)	5,345		5,070,456
5.00%, 07/01/26 (c)	1,000		1,003,456
			7,934,264
Maryland: 1.2%
Baltimore Maryland, Special Obligation, Harbor Point Project (RB) 5.00%, 06/01/31 (c)	1,000		979,305
City of Baltimore, East Baltimore Research Park Project, Series A (RB) 5.00%, 09/01/27 (c)	500		507,102
City of Baltimore, Harbor Point Project (RB) 5.12%, 06/01/26 (c)	250		251,586
County of Baltimore, Riderwood Village, Inc. Facility (RB) 4.00%, 01/01/27 (c)	1,000		946,578
County of Frederick, Jefferson Technology Park Project, Series B (TA) 4.62%, 07/01/30 (c)	2,000		1,954,490
County of Frederick, Maryland Educational Facilities Project, Mount Saunt Mary’s University, Series A (RB) 5.00%, 09/01/27 (c)	1,000		973,712
County of Prince George’s, Chesapeake Lighthouse Chapter School Project, Series A (RB) 7.00%, 11/01/25 (c)	500		519,857
Frederick County Maryland, Urban Community Development Authority, Series A (ST) 4.00%, 07/01/30 (c)	2,000		1,749,105

20

	Par (000’s	)	Value
Maryland (continued)
Frederick County, Education Facilities Project, Series A (RB) 5.00%, 09/01/27 (c)	$4,100		$3,806,559
Howard County, Series A (TA) 4.50%, 02/15/26 (c)	500		457,416
Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 01/30/23 (c)	7,785		7,864,904
Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA)
3.75%, 01/01/27 (c)	100		97,746
4.38%, 01/01/27 (c)	470		452,660
4.50%, 01/01/27 (c)	530		497,412
Maryland Economic Development Corp., Port Covington Project (TA)
3.25%, 09/01/30	1,500		1,390,339
4.00%, 09/01/30 (c)	3,250		2,727,912
4.00%, 09/01/30 (c)	2,250		2,020,479
Maryland Economic Development Corp., Purple Line Light Rail Project (RB) 5.25%, 06/30/32 (c)	3,085		3,174,592
Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB)
4.00%, 07/01/26 (c)	400		371,761
5.00%, 07/01/26 (c)	250		256,800
Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB)
4.00%, 07/01/25 (c)	210		212,108
4.25%, 07/01/25 (c)	145		145,649
5.00%, 07/01/25 (c)	1,500		1,515,249
5.00%, 07/01/25 (c)	500		508,535
5.00%, 07/01/25 (c)	625		646,351
Maryland Health and Higher Educational facilities, Stevenson University, Series A (RB) 4.00%, 06/01/31 (c)	750		700,420
Maryland Stadium Authority Built to Learn Revenue (RB) 4.00%, 06/01/31 (c)	1,000		977,821
Prince George County, Collington Episcopal Life Care Community, Inc. (RB) 5.25%, 04/01/27 (c)	1,000		941,756
Prince George’s County, Suitland-Naylor Road Project (TA) 4.75%, 01/01/26 (c)	500		504,583
			37,152,787
	Par (000’s	)	Value
Massachusetts: 1.2%
Collegiate Charter School of Lowell (RB) 5.00%, 06/15/26 (c)	$365		$364,978
Commonwealth of Massachusetts (RB) (NATL) 5.50%, 01/01/25	1,220		1,286,000
Massachusetts Development Finance Agency, Boston Medical Center Issue , Series D (RB) 4.00%, 07/01/25 (c)	535		490,466
Massachusetts Development Finance Agency, Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	1,000		988,529
Massachusetts Development Finance Agency, Emerson College (RB) 5.00%, 01/01/25 (c)	500		511,344
Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 10/01/26 (c)	1,035		1,053,865
Massachusetts Development Finance Agency, Lasell University (RB) 4.00%, 07/01/31 (c)	2,400		1,918,262
Massachusetts Development Finance Agency, Lawrence General Hospital (RB) 5.00%, 07/01/27 (c)	1,000		918,937
Massachusetts Development Finance Agency, Lawrence General Hospital, Series A (RB) 5.25%, 07/01/24 (c)	350		328,787
Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility (RB)
5.00%, 11/15/25 (c)	500		519,901
5.12%, 11/15/25 (c)	500		516,801
Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
4.00%, 01/20/23 (c)	1,000		994,409
4.12%, 01/20/23 (c)	2,500		2,341,119
5.00%, 01/20/23 (c)	14,550		13,926,346
5.00%, 01/20/23 (c)	1,400		1,386,196
Massachusetts Development Finance Agency, South Shore Hospital Issue, Series I (RB) 4.00%, 07/01/26 (c)	1,500		1,476,857
Massachusetts Development Finance Agency, Springfield College Issue, Series A (RB) (AGM) 4.00%, 06/01/30 (c)	5		4,301

21

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, UMass Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	$1,930		$1,937,557
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project (RB) 5.00%, 10/01/28 (c)	2,000		1,900,090
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB)
5.00%, 07/01/26 (c)	510		520,906
5.00%, 07/01/26 (c)	190		201,491
Massachusetts Development Finance Agency, Wellforce Issue, Series A (RB)
4.00%, 01/01/29 (c)	5,000		4,436,128
5.00%, 01/01/29 (c)	1,000		1,012,812
			39,036,082
Michigan: 1.2%
Calhoun County Hospital Finance Authority, Oaklawn Hospital (RB) 5.00%, 02/15/27 (c)	290		294,570
City of Detroit, Michigan Unlimited Tax (GO) 5.50%, 04/01/30 (c)	250		259,124
City of Detroit, Michigan Unlimited Tax, Series A (GO)
5.00%, 04/01/31 (c)	1,475		1,449,476
5.00%, 04/01/31 (c)	135		134,288
Detroit Service Learning Academy, Public School Academy (RB) (AGM Q-SBLF) 4.00%, 07/01/28 (c)	1,000		831,731
Flint Hospital Building Authority, Hurley Medical Center (RB) 4.00%, 07/01/30 (c)	500		438,155
Flint Hospital Building Authority, Series A (RB) 5.25%, 07/01/23 (c)	2,000		2,005,945
Flint Michigan Hospital Building Authority, Series B (RB) 4.75%, 07/01/23 (c)	395		396,447
Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project (RB) 5.00%, 05/15/27 (c)	1,000		954,540
Michigan Finance Authority, Mid Michigan Health Credit Group (RB) 5.00%, 06/01/24 (c)	1,040		1,076,254
	Par (000’s	)	Value
Michigan (continued)
Michigan Finance Authority, Presbyterian Villages of Michigan (RB)
5.25%, 11/15/25 (c)	$250		$238,986
5.50%, 11/15/25 (c)	300		273,843
Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
5.00%, 07/01/24 (c)	3,575		3,593,232
5.00%, 07/01/24 (c)	215		216,542
Michigan Finance Authority, Series B-1 (RB) 5.00%, 12/01/30 (c)	2,235		2,303,464
Michigan Finance Authority, Sold Tobacco Receipts, Series A-2 (RB) 5.00%, 12/01/30	9,000		9,353,895
Michigan Finance Authority, Thomas M. Cooley Law School Project (RB) 5.00%, 07/01/24 (c)	795		806,770
Michigan Finance Authority, Tobacco Settlement Bonds, Series A-1 (RB) 4.00%, 12/01/30 (c)	2,750		2,487,787
Michigan Finance Authority, Tobacco Settlement Bonds, Series B-2 (RB) 0.01%, 12/01/30 (c)	15,500		1,617,988
Michigan State Building Authority, Series F (RB) 4.00%, 10/01/24	100		100,550
Michigan Strategic Fund, Evangelical Homes Project (RB)
5.25%, 01/30/23 (c)	2,450		2,333,393
5.50%, 01/30/23 (c)	2,000		1,777,042
Michigan Strategic Fund, I-75 Improvement Project (RB)
5.00%, 12/31/28 (c)	700		747,821
5.00%, 12/31/28 (c)	1,250		1,267,960
5.00%, 12/31/28 (c)	600		642,951
Michigan Tobacco Settlement Finance Authority, Series B (RB) 0.01%, 01/17/23 (c)	260		31,620
Summit Academy North, Michigan Public School (RB) 4.00%, 11/01/28 (c)	1,000		851,949
			36,486,323
Minnesota: 0.6%
Chippewa County, Chippewa County-Montevideo Hospital Project (RB) 4.00%, 03/01/26 (c)	135		129,670
City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	500		478,183

22

	Par (000’s	)	Value
Minnesota (continued)
City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB)
5.50%, 07/01/25 (c)	$245		$222,273
5.50%, 07/01/25 (c)	250		236,642
City of Crookston, Health Care Facilities, Riverview Health Project (RB) 5.00%, 05/01/29 (c)	3,000		2,768,020
City of Deephaven, Charter School, Eagle Ridge Academy Project, Series A (RB)
5.25%, 07/01/25 (c)	500		503,064
5.50%, 07/01/25 (c)	2,860		2,880,375
City of Forest Lake, International Language Academy, Series A (RB) (SAW) 5.38%, 08/01/27 (c)	500		500,406
City of Maple Grove, Minnesota Health Care Facilities (RB) 3.38%, 05/01/27 (c)	115		112,115
City of St. Louis Park, Place Via Sol Project (RB) (AMBAC) 6.00%, 07/01/27 (d) (p) *	2,000		1,800,000
City of St. Paul, Housing and Redevelopment Authority, Series A (RB)
4.00%, 07/01/25 (c)	1,000		1,010,013
5.75%, 09/01/26 (c)	325		328,664
City of Woodbury, Woodbury Leadershi Academy Project, Series A (RB) 4.00%, 07/01/28 (c)	1,150		849,908
Minnesota Higher Education Facilities Authority, Augsburg College, Series A (RB) 5.00%, 05/01/26 (c)	3,730		3,524,022
Minnesota Higher Education Facilities Authority, Augsburg College, Series B (RB) 4.25%, 01/20/23 (c)	975		838,310
Minnesota Higher Education Facilities Authority, Bethel University (RB) 5.00%, 05/01/27 (c)	2,000		1,826,868
Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB) 4.00%, 08/01/26 (c)	250		218,095
			18,226,628
Mississippi: 0.3%
Mississippi Business Finance Corp., Enviva Inc. Project (RB) 7.75%, 07/15/32 (c) (p)	4,000		4,051,063
Mississippi Business Finance Corp., System Energy Resources Inc. Project (RB) 2.38%, 06/01/26 (c)	1,250		878,549
	Par (000’s	)	Value
Mississippi (continued)
Mississippi Development Bank, Magnolia Regional Health Center Project (RB) 4.00%, 10/01/31 (c)	$3,500		$3,046,402
Mississippi Development Bank, Water and Sewer System (RB) (AGM) 6.88%, 12/01/23 (c)	1,000		1,025,277
			9,001,291
Missouri: 1.0%
Boone County, Boone Hospital Center (RB)
3.00%, 08/01/26 (c)	410		320,524
4.00%, 08/01/26 (c)	565		453,837
5.00%, 08/01/26 (c)	1,000		989,319
5.00%, 08/01/26 (c)	1,000		992,920
Cape Girardeau County Industrial Development Authority, Missouri Health Facilities (RB) 3.00%, 03/01/31 (c)	3,750		2,659,153
Cape Girardeau County Industrial Development Authority, Series A (RB) 5.00%, 03/01/27 (c)	1,000		1,057,671
City of Blue Springs, Adams Farm Project, Series A (TA) 4.00%, 06/01/24 (c)	15		14,486
City of Liberty, Liberty Commons Project, Series A (TA) 5.75%, 06/01/25 (c)	500		468,875
City of Nevada, Regional Medical Center (RB) (ACA) 4.30%, 01/30/23 (c)	40		39,308
City of St. Ann, Northwest Plaza Redevelopment Project, Series A (TA) 4.62%, 11/01/27 (c)	1,000		972,332
City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB) 4.38%, 11/15/26 (c)	250		205,106
Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series C (RB) 4.00%, 02/01/29 (c)	475		398,600
I-470 Western Gateway Transportation Development District, Series A (RB)
4.50%, 12/01/26 (c)	300		297,894
5.25%, 12/01/26 (c)	1,100		1,107,496
Kansas City Industrial Development Authority, Methodist Retire Home, Series B (RB) 5.00%, 11/15/46	5,352		4,115,274

23

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Missouri (continued)
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Series B (TA) (AGM) 5.00%, 02/01/28 (c)	$4,475		$3,327,068
Kirkwood Industrial Development Authority, Missouri Retirement Community, Series A (RB)
5.25%, 05/15/27 (c)	1,500		1,391,576
5.25%, 05/15/27 (c)	4,000		3,441,756
Lees Summit Industrial Development Authority, John Knox Village, Series A (RB)
5.00%, 08/15/24 (c)	1,550		1,455,525
5.00%, 08/15/25 (c)	2,000		1,810,035
Lee’s Summit, Missouri Summit Fair Project (TA) 4.88%, 11/01/27 (c)	2,500		2,277,746
Missouri State Health and Educational Facilities Authority, Lutheran Senior Services Project, Series A (RB) 5.00%, 02/01/24 (c)	3,000		2,924,589
St. Joseph Industrial Development Authority, Missouri Healthcare, Series A (RB) 5.00%, 01/01/26 (c)	1,000		797,633
St. Louis County, Industrial Development Authority, Friendship Village St. Louis, Series A (RB) 5.00%, 09/01/25 (c)	500		488,347
St. Louis County, Industrial Development Authority, St. Andrew’s Resources, Series A (RB) 5.00%, 12/01/25 (c)	150		148,034
			32,155,104
Montana: 0.2%
City of Forsyth, Rosebud County, Montana Pollution Control, Series A (RB) 3.90%, 03/03/23 (c)	2,000		2,000,522
Montana Facility Finance Authority, Bozeman Deaconess Health Services, Series A (RB) 4.00%, 06/01/31 (c)	1,500		1,495,810
Montana Facility Finance Authority, Kalispell Regional Medical Center, Series B (RB)
4.12%, 07/01/28 (c)	500		491,505
5.00%, 07/01/28 (c)	1,270		1,289,312
			5,277,149
	Par (000’s	)	Value
Nebraska: 0.1%
Centrail Plains Energy Project, Series G (RB) 5.00%, 10/01/29 (c) (p)	$1,000		$1,057,204
Central Plains Energy Project, Gas Project Crossover No. 3, Series A (RB)
5.00%, 09/01/34	1,000		1,112,196
5.00%, 09/01/36	500		545,627
5.00%, 09/01/42	1,780		1,872,561
			4,587,588
Nevada: 0.3%
City of Las Vegas, Special Improvement District No. 814 (SA)
4.00%, 06/01/29 (c)	235		207,450
4.00%, 06/01/29 (c)	540		467,193
City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 01/30/23 (c)	1,175		1,170,189
Clark County School District, Series A (GO) 5.00%, 06/15/26	2,000		2,175,721
Clark County, Special Improvement District No. 159 (SA) 5.00%, 08/01/25 (c)	170		172,217
Henderson Local Improvement District No. T-18 (SA) 4.00%, 09/01/26 (c)	625		580,221
North Las Vegas, Special Improvement District No. 64 (SA) 4.62%, 12/01/28 (c)	230		215,517
North Las Vegas, Special Improvement District No. 64 (SA) (SAW) 4.62%, 12/01/28 (c)	480		459,523
State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB)
5.00%, 12/15/25 (c)	500		482,390
5.00%, 12/15/25 (c)	400		401,991
5.00%, 12/15/25 (c)	2,000		2,018,492
5.12%, 12/15/25 (c)	1,000		993,942
			9,344,846
New Hampshire: 0.6%
National Finance Authority, Ascentria Care Alliance Project (RB)
5.00%, 07/01/28 (c)	1,220		1,007,229
5.00%, 07/01/28 (c)	2,000		1,608,770
National Finance Authority, Covanta Project, Series B (RB)
3.75%, 07/02/40 (c) (p)	2,250		1,818,822
4.62%, 07/01/23 (c)	4,000		3,594,643

24

	Par (000’s	)	Value
New Hampshire (continued)
National Finance Authority, Resource Recovery, Series A (RB) 3.62%, 07/02/40 (c) (p)	$6,045		$4,802,402
National Finance Authority, The Vista Project, Series A (RB) 5.62%, 07/01/25 (c)	1,600		1,526,891
New Hampshire Business Finance Authority, Covanta Project, Series C (RB) 4.88%, 07/01/23 (c)	3,375		3,134,077
New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB)
6.12%, 07/01/24 (c) (d) *	835		183,653
6.12%, 07/01/24 (c) (d) *	1,252		275,480
6.25%, 07/01/24 (c) (d) *	417		91,826
			18,043,793
New Jersey: 3.3%
Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	150		151,657
Casino Reinvestment Development Authority (RB)
5.25%, 11/01/24 (c)	8,450		8,627,400
5.25%, 11/01/24 (c)	1,410		1,443,005
City of Atlantic City, New Jersey Tax Appeal (GO) 5.00%, 12/01/23 (c)	65		65,132
New Jersey Economic Development Authority, Bancroft Neurohealth Project, Series A (RB) 5.00%, 06/01/26 (c)	470		461,894
New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
5.25%, 01/30/23 (c)	5,000		5,052,958
5.50%, 06/20/23 (c)	60		60,773
5.62%, 03/05/24 (c)	2,035		2,083,895
5.62%, 03/05/24 (c)	285		291,848
5.75%, 01/30/23 (c)	6,035		6,042,511
New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	55		55,688
New Jersey Economic Development Authority, Lions Gate Project (RB)
4.88%, 01/01/24 (c)	655		634,539
5.00%, 01/01/24 (c)	500		469,886
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
4.00%, 07/01/27 (c)	$1,640		$1,680,489
4.00%, 07/01/27 (c)	2,000		2,033,887
5.00%, 07/01/27 (c)	4,640		4,983,053
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series B (RB) (XLCA) 0.00%, 07/01/26 ^	515		464,676
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB) 4.00%, 11/01/25	120		124,026
New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB)
5.00%, 12/15/26 (c)	725		768,992
5.00%, 12/15/26 (c)	305		320,990
5.50%, 12/15/26 (c)	1,205		1,330,698
New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB)
4.75%, 12/15/26 (c)	2,545		2,789,615
5.50%, 12/15/26 (c)	165		185,430
New Jersey Economic Development Authority, School Facilities Construction, Series EEE (RB) 5.00%, 12/15/28 (c)	2,880		3,000,448
New Jersey Economic Development Authority, School Facilities Construction, Series II (RB) 5.00%, 01/25/23 (c)	470		470,677
New Jersey Economic Development Authority, School Facilities Construction, Series KK (RB) 5.00%, 01/25/23 (c)	125		125,115
New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB)
5.00%, 12/15/29 (c)	600		643,283
5.00%, 12/15/29 (c)	2,125		2,263,505
New Jersey Economic Development Authority, School Facilities Construction, Series MMM (RB) 4.00%, 12/15/29 (c)	500		514,666

25

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
5.00%, 03/01/23 (c)	$15		$15,027
5.00%, 03/01/23 (c)	285		285,593
New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
5.00%, 06/15/24 (c)	580		600,803
5.00%, 06/15/24 (c)	100		103,116
5.00%, 06/15/24 (c)	920		948,236
5.00%, 06/15/24 (c)	140		145,021
New Jersey Economic Development Authority, School Facilities Construction, Series QQQ (RB)
4.00%, 12/15/29 (c)	205		195,558
4.00%, 12/15/30 (c)	600		598,724
4.00%, 12/15/30 (c)	700		723,136
4.00%, 12/15/30 (c)	600		604,157
New Jersey Economic Development Authority, School Facilities Construction, Series RR (RB) 5.00%, 06/15/24 (c)	620		642,238
New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB) 5.00%, 06/15/24 (c)	2,500		2,527,325
New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
5.00%, 06/15/25 (c)	1,235		1,283,706
5.00%, 06/15/25 (c)	630		647,281
5.00%, 06/15/25 (c)	680		703,519
5.25%, 06/15/25 (c)	1,055		1,129,248
5.25%, 06/15/25 (c)	435		460,639
5.25%, 06/15/25 (c)	2,565		2,745,518
New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
4.00%, 06/15/24	220		223,879
4.25%, 06/15/25 (c)	885		914,494
4.38%, 06/15/25 (c)	420		434,856
5.00%, 06/15/24	1,080		1,113,462
5.00%, 06/15/25	1,450		1,526,014
5.00%, 06/15/25 (c)	105		110,713
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
5.12%, 01/01/24 (c)	350		354,184
5.25%, 01/01/24 (c)	1,000		1,017,419
5.38%, 01/01/24 (c)	900		910,552
	Par (000’s	)	Value
New Jersey (continued)
5.50%, 01/01/24 (c)	$500		$509,400
New Jersey Economic Development Authority, West Campus Housing, LLC, Series A (RB) 4.12%, 07/01/25 (c)	150		138,263
New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	330		341,858
New Jersey Educational Facilities Authority, Montclair State University, Series A (RB) 5.00%, 07/01/24 (c)	3,730		3,792,975
New Jersey Educational Facilities Authority, Rider University, Series F (RB) 5.00%, 07/01/27 (c)	490		445,580
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 04/01/28 (c)	500		551,839
New Jersey Transportation Trust Fund Authority, Series A (RB)
0.00%, 12/15/25 ^	230		211,238
0.00%, 12/15/25 ^	270		247,975
0.01%, 12/15/33	5		3,358
5.00%, 12/15/26	5		5,437
5.00%, 12/15/28	200		225,402
5.00%, 12/15/29 (c)	385		410,094
New Jersey Transportation Trust Fund Authority, Series AA (RB)
4.75%, 06/15/25 (c)	150		154,170
5.00%, 06/15/23 (c)	640		642,888
5.00%, 06/15/23 (c)	605		609,945
5.00%, 06/15/23 (c)	135		136,132
5.00%, 06/15/23 (c)	200		201,695
5.00%, 06/15/25 (c)	340		346,224
5.25%, 06/15/23 (c)	130		131,031
5.25%, 06/15/25 (c)	505		516,615
New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC)
0.00%, 12/15/24 ^	430		406,890
0.00%, 12/15/25 ^	250		229,932
0.00%, 12/15/28 ^	185		154,094
New Jersey Transportation Trust Fund Authority, Series C (RB) (NATL) 0.01%, 12/15/31	365		270,122
Newark Housing Port Authority, Marine Terminal Redevelopment Project (RB) (NATL) 5.25%, 01/01/27	100		107,956

26

	Par (000’s	)	Value
New Jersey (continued)
South Jersey Port Corp., Marine Terminal, Series B (RB) 5.00%, 01/01/28 (c)	$360		$382,011
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/28 (c)	13,290		13,721,742
Tobacco Settlement Financing Corp., Series B (RB) 5.00%, 06/01/28 (c)	11,330		11,445,172
			104,445,192
New Mexico: 0.3%
City of Farmington, New Mexico Pollution Control, Public Service Company of San Juan And Four Corners Projects, Series B (RB) 2.15%, 10/01/31 (c)	6,000		5,041,715
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group -LA Vida Llena Expansion Project, Series A (RB) 5.00%, 07/01/26 (c)	4,980		4,168,512
			9,210,227
New York: 10.1%
Brooklyn Arena Local Development Corp., Barclays Center (RB)
0.00%, 07/15/33 ^	370		229,540
0.01%, 07/15/32	395		257,689
0.01%, 07/15/47	180		50,091
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
5.00%, 01/15/27 (c)	4,050		4,049,893
5.00%, 07/15/26	345		355,904
Build NYC Resource Corp., Albert Einstein School of Medicine, Inc., Project (RB) 5.50%, 09/01/25 (c)	4,920		4,981,018
Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB)
5.00%, 12/31/28	5,435		5,206,545
5.25%, 12/31/28 (c)	9,700		9,086,081
5.50%, 12/31/28 (c)	4,700		4,183,750
Build NYC Resource Corp., Canal West Project (RB)
5.25%, 07/01/32 (c)	1,000		1,055,336
5.25%, 07/01/32 (c)	1,000		1,047,665
5.25%, 07/01/32 (c)	1,500		1,558,723
Build NYC Resource Corp., East Harlem Scholars Academy Charter School Project (RB)
5.75%, 06/01/30 (c)	1,000		1,045,480
5.75%, 06/01/30 (c)	1,000		1,025,128
	Par (000’s	)	Value
New York (continued)
Build NYC Resource Corp., Metropolitan College of New York Project (RB)
5.00%, 11/01/24 (c)	$1,560		$1,481,761
5.25%, 11/01/24 (c)	250		251,262
Build NYC Resource Corp., Richmond University Medical Center Project, Series A (RB) 5.62%, 12/01/28 (c)	2,200		2,183,549
Build NYC Resource Corp., Shefa School Project, Series A (RB) (SAW) 5.00%, 06/15/31 (c)	4,000		3,768,795
Build NYC Resource Corporation, New World Preparatory Chapter School Project, Series A (RB) 4.00%, 06/15/31	300		288,609
Chautauqua Tobacco Asset Securitization Corp. (RB) 5.00%, 06/01/24 (c)	1,000		1,000,346
City of Albany Capital Resources Corp., College of Saint Rose Project (RB) 4.00%, 07/01/31 (c)	1,000		730,321
City of Troy Capital Resource Corp., Series A (RB) 4.00%, 09/01/30 (c)	1,250		1,216,553
County of Suffolk, Series D (GO) (BAM) 4.00%, 10/15/27 (c)	1,000		1,059,619
Dormitory Authority of the State of New York, Montefiore Medical Center, Series A (RB) 4.00%, 08/01/28 (c)	1,000		921,935
Dutchess County Local Development Corp., Bard College Project, Series A (RB)
5.00%, 07/01/30 (c)	1,000		981,450
5.00%, 07/01/30 (c)	1,500		1,509,167
5.00%, 07/01/30 (c)	8,370		8,074,425
Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB) 5.00%, 07/01/26 (c)	910		921,390
Erie Tobacco Asset Securitization Corp., Series A (RB)
5.00%, 01/30/23 (c)	10,000		9,945,723
5.00%, 01/30/23 (c)	5		5,000
Jefferson County Civic Facility Development Corp. (RB) 4.00%, 11/01/27 (c)	2,320		1,923,610

27

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
Monroe County Industrial Development Corp., Rochester regional Health Project, Series A (RB)
3.00%, 12/01/30 (c)	$5		$3,779
5.00%, 12/01/30 (c)	500		557,044
Nassau County Tobacco Settlement Corp., Series A-3 (RB) 5.12%, 01/17/23 (c)	3,905		3,766,054
New York City Housing Development Corp., Multi- Family Housing, Series F (RB) 4.50%, 05/15/24 (c)	4,500		4,437,045
New York City Industrial Development Agency, Airport Facilities, Series A (RB) 5.00%, 01/30/23 (c)	2,000		2,001,530
New York Counties Tobacco Trust IV, Series A (RB)
3.75%, 06/01/26 (c)	500		411,188
5.00%, 01/17/23 (c)	9,000		8,664,701
5.00%, 01/17/23 (c)	785		746,439
6.25%, 01/17/23 (c)	1,000		1,000,653
New York Counties Tobacco Trust IV, Series E (RB) 0.00%, 01/17/23 (c) ^	5		384
New York Counties Tobacco Trust VI, Series A (RB) 5.00%, 06/01/26 (c)	1,270		1,243,154
New York Liberty Development Corp., 3 World Trade Center Project (RB)
5.15%, 11/15/24 (c)	7,710		7,744,613
7.25%, 11/15/24 (c)	7,000		7,108,557
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Series 3 (RB) 2.80%, 03/15/29 (c)	7,000		6,423,563
New York State Dormitory Authority, CUNY Student Housing Project (RB) (AMBAC) 5.50%, 07/01/35	480		538,268
New York State Dormitory Authority, Fit Student Housing Corp. (RB) (NATL) 5.25%, 07/01/31	150		161,434
New York State Dormitory Authority, Fordham University, Series A (RB) 5.00%, 07/01/26 (c)	2,800		2,914,961
New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB) 5.00%, 08/01/27	3,500		3,679,741
	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, New School University, Series A (RB) 5.00%, 07/01/25 (c)	$2,500		$2,553,502
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group (RB) 5.00%, 06/01/27 (c)	1,000		1,014,804
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW) 5.00%, 10/01/24	1,365		1,423,551
New York State Dormitory Authority, Series A (RB) 5.00%, 01/01/27 (c)	1,370		1,465,580
New York State Dormitory Authority, The New School, Series A (RB) 5.00%, 01/01/27 (c)	2,500		2,572,462
New York State Dormitory Authority, Yeshiva University, Series A (RB) 5.00%, 07/15/32 (c)	5,000		5,098,710
New York State Environmental Facilities Corp., Casella Waste Syatems Inc. Project (RB) 2.88%, 12/03/29 (p)	1,000		881,387
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
2.25%, 08/01/26	1,625		1,535,495
5.00%, 01/20/23 (c)	10,640		10,640,102
5.00%, 01/20/23 (c)	12,520		12,522,293
5.25%, 08/01/30 (c)	2,810		2,897,974
5.38%, 08/01/30 (c)	3,000		3,047,130
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
4.00%, 01/01/28 (c)	2,750		2,679,656
4.38%, 10/01/30 (c)	25,550		24,299,872
5.00%, 01/01/28 (c)	5,230		5,457,652
5.00%, 01/01/28 (c)	1,300		1,358,759
5.00%, 10/01/30 (c)	18,300		18,731,532
5.00%, 10/01/30 (c)	16,150		16,886,635
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project (RB)
4.00%, 10/01/30	8,665		8,703,805
5.00%, 01/01/28 (c)	160		167,403
5.00%, 01/01/28 (c)	1,600		1,677,337

28

	Par (000’s	)	Value
New York (continued)
New York Transportation Development Corp., John F. Kennedy International Airport Project (RB) 3.00%, 08/01/31	$4,885		$4,517,267
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
4.00%, 07/01/24 (c)	1,000		1,003,482
5.00%, 07/01/24 (c)	8,130		8,135,132
5.00%, 07/01/24 (c)	420		428,539
5.00%, 07/01/24 (c)	230		234,231
5.25%, 07/01/24 (c)	2,200		2,206,480
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project (RB)
5.00%, 12/01/32 (c)	1,000		1,044,308
5.00%, 12/01/32 (c)	1,000		1,030,953
5.00%, 12/01/32 (c)	1,000		1,033,884
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Series C (RB) 4.00%, 12/01/30 (c)	1,000		975,030
Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series A (RB) 4.75%, 07/01/23 (c)	5,250		4,796,601
Otsego County Capital Resource Corp., Hartwick College Project, Series A (RB) 5.00%, 10/01/25 (c)	355		297,425
Suffolk Tobacco Asset Securitization Corp., Series B-1 (RB) 4.00%, 06/01/31 (c)	3,600		3,570,250
Suffolk Tobacco Asset Securitization Corp., Series B-2 (RB) 0.01%, 06/01/31 (c)	10,515		1,290,716
Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB) 5.00%, 01/01/26 (c)	200		148,470
Triborough Bridge & Tunnel Authority, Series B (RB) 5.00%, 12/16/24	10,000		10,456,696
TSASC, Inc., Tobacco Settlement Bonds, Series B (RB) 5.00%, 06/01/27 (c)	18,780		17,904,403
	Par (000’s	)	Value
New York (continued)
Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB)
4.00%, 09/15/24 (c)	$525		$497,558
5.00%, 09/15/24 (c)	400		332,296
5.25%, 09/15/24 (c)	180		135,939
Westchester County Local Development Corp., Medical Center (RB) 5.00%, 11/01/25 (c)	4,285		4,158,120
Westchester County Local Development Corp., Purchase Senior Learning Community Inc., Project, Series A (RB) 5.00%, 07/01/27 (c)	1,000		812,558
Westchester Tobacco Asset Securitization Corp., Series B (RB) 5.00%, 06/01/27 (c)	200		207,041
Westchester Tobacco Asset Securitization Corp., Series C (RB) 5.00%, 06/01/23 (c)	4,575		4,583,237
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) 5.00%, 10/15/29 (c)	275		254,067
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) (AGM) 5.00%, 10/15/29 (c)	315		302,899
			317,772,689
North Carolina: 0.9%
North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
5.00%, 06/30/25 (c)	1,430		1,435,108
5.00%, 06/30/25 (c)	1,000		1,016,491
North Carolina Medical Care Commission Health Care Facilities, Series A (RB) 4.00%, 01/01/30 (c)	205		204,555
North Carolina Medical Care Commission, Pennybyrn at Maryfield (RB) 5.00%, 10/01/25	90		90,994
North Carolina Medical Care Commission, Retirement Facilities (RB)
4.70%, 07/01/25 (c)	550		507,087
5.00%, 10/01/24 (c)	250		241,168
5.00%, 10/01/24 (c)	250		247,560

29

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
North Carolina (continued)
North Carolina Medical Care Commission, Retirement Facilities, Series A (RB) 5.00%, 10/01/24 (c)	$165		$163,952
North Carolina Medical Care Commission, Retirement Facilities, Series A (RB) (AGM) 5.00%, 07/01/26 (c)	385		362,413
North Carolina Medical Care Commission, Salemtowne Project (RB) 5.25%, 10/01/25 (c)	465		457,960
North Carolina Turnpike Authority, Monroe Expressway, Series A (RB) 5.00%, 07/01/26 (c)	5,120		5,174,260
North Carolina Turnpike Authority, Triangle Expressway System (RB)
4.00%, 01/01/30 (c)	1,250		1,174,996
5.00%, 01/01/27 (c)	1,000		1,066,538
5.00%, 01/01/30 (c)	1,705		1,777,404
North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM) 5.00%, 01/01/29 (c)	100		111,774
North Carolina Turnpike Authority, Triangle Expressway System (RB) (BAM) 5.00%, 02/01/24	12,975		13,279,663
			27,311,923
North Dakota: 0.2%
City of Grand Forks, Altru Health System (RB) (AGM) 4.00%, 12/01/31 (c)	1,000		938,733
City of Williston, Eagle Crest Apartments LLC Project (RB)
6.25%, 09/01/23 (d) *	615		276,750
7.75%, 09/01/23 (c) (d) *	1,285		578,250
County of Grand Forks, Red River Biorefinery, LLC Project, Series A (RB) 7.00%, 06/15/26 (c) (d) *	5,500		3,025,000
			4,818,733
Ohio: 3.4%
Akron Bath Copley Joint Township Hospital District, Summa Health System (RB)
5.25%, 11/15/26 (c)	3,000		3,070,148
5.25%, 11/15/26 (c)	500		514,332
American Municipal Power, Inc., Prairie State Energy Campus Project, Series A (RB) 5.00%, 02/15/24 (c)	1,585		1,608,385
	Par (000’s	)	Value
Ohio (continued)
Buckeye Tobacco Settlement Financing Authority, Series B-2 (RB) 5.00%, 06/01/30 (c)	$47,465		$45,329,246
City of Centerville (RB) 5.25%, 11/01/27 (c)	1,000		919,515
Cleveland Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project (RB) 5.00%, 12/01/28	800		827,039
Columbus-Franklin County Finance Authority, Ohio Dominican University Project (RB) (SBG) 6.50%, 03/01/25 (c)	3,900		3,191,808
County of Cuyahoga, Ohio Convention Hotel Project (CP) 5.00%, 06/01/24 (c)	1,805		1,856,399
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
4.75%, 02/15/27 (c)	340		339,706
5.00%, 02/15/27 (c)	5,000		4,864,946
5.00%, 02/15/27 (c)	3,010		2,941,772
5.25%, 02/15/27 (c)	1,750		1,767,942
5.50%, 02/15/27 (c)	1,225		1,240,365
County of Lukas, Ohio Hospital, Promedica Healthcare, Series A (RB) (AGM) 5.25%, 11/15/28 (c)	1,500		1,347,286
County of Montgomery, Premier Health Partners Obligated Group, Series A (RB)
4.00%, 11/15/29 (c)	3,940		3,711,036
4.00%, 11/15/29 (c)	2,250		2,063,861
County of Washington, Hospital Facilities (RB) 6.75%, 12/01/32 (c)	2,235		2,271,420
Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Project (RB)
5.00%, 03/03/23 (c)	3,000		2,864,577
5.00%, 03/03/23 (c)	4,030		3,687,259
5.00%, 03/03/23 (c)	490		490,288
Ohio Air Quality Development Authority, American Electric Co. Project, Series B (RB) 2.60%, 10/01/29 (c) (p)	1,500		1,379,596
Ohio Air Quality Development Authority, AMG Vanadium Project (RB) 5.00%, 07/01/29 (c)	13,565		12,396,615
Ohio Air Quality Development Authority, Duke Energy Corp. Project, Series B (RB) 4.25%, 06/01/27 (p)	1,000		1,024,981

30

	Par (000’s	)	Value
Ohio (continued)
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.25%, 09/01/29	$2,750		$2,558,810
Ohio Air Quality Development Authority, Pratt Paper LLC Project (RB) 4.50%, 01/15/28 (c)	2,250		2,133,571
Ohio University, Series A (RB) 5.00%, 06/01/27 (c)	1,250		1,333,978
Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
5.00%, 12/01/24 (c)	2,000		1,911,728
5.00%, 12/01/24 (c)	245		245,472
5.50%, 12/01/24 (c)	70		70,583
			107,962,664
Oklahoma: 1.2%
Atoka Industrial Development Authority, Gladieux Metals Recycling Oklahoma, LLC Project (RB) 8.00%, 08/01/26 (c)	1,000		1,021,747
Holdenville Public Works Authority, Series A (RB) 4.38%, 11/01/24 (c)	605		421,550
Norman Regional Hospital Authority (RB)
3.25%, 09/01/29 (c)	340		285,251
4.00%, 09/01/26 (c)	150		141,118
4.00%, 09/01/29 (c)	2,000		1,788,757
5.00%, 09/01/29 (c)	7,155		7,361,162
Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB)
5.00%, 01/30/23 (c)	825		412,500
5.00%, 04/01/23 (d) *	90		45,000
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
5.00%, 08/15/28 (c)	700		697,293
5.25%, 08/15/28 (c)	8,000		7,359,609
5.25%, 08/15/28 (c)	2,900		2,745,352
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB) (AGM)
5.50%, 08/15/28 (c)	1,300		1,261,007
5.50%, 08/15/28 (c)	7,290		6,997,226
Rogers County Industrial Development Authority (RB) 3.62%, 04/01/25 (c)	375		353,921
Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/25 (c) (p)	4,455		4,488,780
	Par (000’s	)	Value
Oklahoma (continued)
Tulsa Municipal Airport Trust, American Airlines, Inc., Series B (RB) 5.50%, 06/01/23 (c)	$2,100		$2,102,544
			37,482,817
Oregon: 0.0%
Hospital Facilities Authority of Multnomah County Oregon (RB) (AGM) 4.00%, 12/01/28 (c)	1,000		861,235
Pennsylvania: 4.1%
Allentown Neighborhood Improvement Zone Development Authority (RB)
5.00%, 05/01/27 (c)	2,000		1,888,805
5.00%, 05/01/27 (c)	250		252,021
5.00%, 05/01/28	1,000		1,016,885
5.00%, 05/01/28 (c)	250		251,810
5.00%, 05/01/28	785		797,442
5.38%, 05/01/28 (c)	4,000		3,932,719
Berks County Industrial Development Authority, Tower Health Project (RB)
5.00%, 11/01/24	500		480,871
5.00%, 11/01/26	120		110,229
5.00%, 11/01/27 (c)	110		85,929
5.00%, 11/01/27 (c)	470		411,111
5.00%, 11/01/27 (c)	1,000		838,877
Berks County Municipal Authority, Reading Hospital and Medical Center Project, Series A (RB) 5.00%, 01/20/23 (c)	1,000		716,219
Berks County Municipal Authority, Tower Health Project (RB) 4.00%, 11/01/27 (c)	3,425		2,004,746
Berks County Municipal Authority, Tower Health Project, Series A (RB)
5.00%, 02/01/27	1,000		912,426
5.00%, 02/01/30	860		733,863
Berks County Municipal Authority, Tower Health Project, Series B-2 (RB) 5.00%, 02/01/27 (c) (p)	6,000		5,430,839
Berks County Municipal Authority, Tower Health Project, Series B-3 (RB) 5.00%, 02/01/30 (c) (p)	670		565,201
Bucks County Industrial Development Authority Hospital (RB)
4.00%, 07/01/31 (c)	1,000		811,918
5.00%, 07/01/31 (c)	1,500		1,394,843
Butler County Hospital Authority, Series A (RB) 5.00%, 07/01/25 (c)	1,465		1,470,941

31

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Pennsylvania (continued)
Central Texas Regional Mobility Authority, Subordinated Lien, Series G (RB) 6.00%, 10/01/24 (c)	$1,000		$998,602
Chester County Health and Education Facilities Authority, Immaculata University Project (RB) 5.00%, 11/01/27 (c)	430		343,664
Chester County Health and Education Facilities Authority, Simpson Senior Services Project, Series A (RB) 5.25%, 12/01/25 (c)	440		405,893
Chester County Industrial Development Authority, Woodland at Greystone Project (SA)
5.00%, 03/01/28 (c)	1,300		1,290,345
5.12%, 03/01/28 (c)	1,989		1,896,909
City of Philadelphia, Series A (GO) 4.00%, 05/01/31 (c)	1,000		1,005,563
County of Albemarle, Industrial Development Authority Environmental Improvement, United States Steel Corp. Project (RB) 4.88%, 11/01/24	1,500		1,509,500
County of Cumberland, Diakon Lutheran Social Ministries (RB) 4.00%, 01/01/25 (c)	185		178,811
Crawford County Hospital Authority, Meadville Medical Center Project, Series A (RB)
6.00%, 06/01/26 (c)	440		452,654
6.00%, 06/01/26 (c)	345		352,642
Cumberland County Municipal Authority (RB) 5.00%, 01/01/25 (c)	3,000		2,711,149
Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
5.00%, 10/15/27	500		502,220
6.25%, 10/15/28 (c)	3,200		3,260,968
Delaware County Authority, Eastern University (RB) 5.25%, 01/30/23 (c)	310		310,148
Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB) 5.12%, 06/01/26 (c)	395		381,165
	Par (000’s	)	Value
Pennsylvania (continued)
Delaware Valley, Pennsylvania Regional Finance Authority, Series A (RB) (AMBAC) 5.50%, 08/01/28	$1,000		$1,148,984
Doylestown Hospital Authority, Series A (RB) (SBG) 5.00%, 07/01/23 (c)	1,000		971,802
Erie Pennsylvania Higher Education Building Authority, Mercyhurst University Project (RB) 5.00%, 09/15/26 (c)	1,000		967,707
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project (RB)
5.00%, 12/01/25 (c)	215		175,273
5.00%, 12/01/25 (c)	500		418,571
Hospitals & Higher Education Facilities Authority of Philadelphia (RB) (AGM) 5.00%, 07/01/32 (c)	2,470		2,727,451
Lancaster County Hospital Authority, Brethren Village Project (RB) 5.12%, 07/01/27 (c)	1,000		961,997
Lancaster County Hospital Authority, St. Anne’s Retirement Community, Inc. Project (RB)
5.00%, 03/01/27 (c)	425		357,002
5.00%, 03/01/27 (c)	310		267,233
5.00%, 03/01/27 (c)	425		379,950
Lancaster County, Penn State Health (RB) 5.00%, 11/01/29 (c)	1,000		1,078,995
Montgomery County Higher Education and Health Authority, Holy Health System, Series A (RB) 5.00%, 10/01/26 (c)	5,150		5,004,413
Montgomery County Higher Education and Health Authority, Presbytery Homes, Inc. Project (RB) 5.00%, 12/01/24 (c)	2,000		1,969,105
Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B (RB) 5.00%, 05/01/32 (c)	4,800		5,029,209
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
5.00%, 01/01/25 (c)	150		149,215
5.25%, 01/01/25 (c)	870		840,633

32

	Par (000’s	)	Value
Pennsylvania (continued)
Moon Industrial Development Authority, Baptist Homes Society (RB)
5.62%, 07/01/25 (c)	$300		$283,382
5.75%, 07/01/25 (c)	2,000		1,827,253
6.00%, 07/01/25 (c)	590		515,898
Northampton County Industrial Development Authority, Morningstar Senior Living, Inc. Project (RB) 5.00%, 11/01/26 (c)	1,000		937,324
Pennsylvania Economic Development Financing Authority, Tapestry Moon Senior Housing Project, Series A (RB)
6.50%, 12/01/28 (c) (d) *	3,040		1,159,000
6.75%, 12/01/28 (c) (d) *	6,470		2,466,688
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Package One Project (RB)
5.25%, 12/31/32 (c)	2,000		2,104,109
5.50%, 12/31/32 (c)	2,000		2,186,915
5.50%, 12/31/32 (c)	3,000		3,331,472
5.75%, 12/31/32 (c)	2,000		2,218,391
Pennsylvania Economic Development Financing Authority, The Pennsylvania Rapid Bridge Replacement Project (RB)
4.12%, 06/30/26 (c)	1,685		1,560,020
5.00%, 12/31/23	125		127,072
5.00%, 12/31/24	550		565,093
5.00%, 12/31/25	1,105		1,144,231
5.00%, 06/30/26 (c)	500		501,933
5.00%, 06/30/26 (c)	575		595,763
5.00%, 06/30/26 (c)	410		423,818
5.00%, 06/30/26 (c)	1,485		1,544,548
Pennsylvania Higher Educational Facilities Authority, Drexel University, Series A (RB) (AGM) 4.00%, 05/01/30 (c)	3,425		3,397,416
Pennsylvania Higher Educational Facilities Authority, La Salle University (RB)
5.00%, 01/30/23 (c)	1,000		901,436
5.00%, 01/30/23 (c)	1,915		1,810,257
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Series A (RB) 5.25%, 03/01/25 (c)	3,825		3,896,583
	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Turnpike Subordinate Bonds, Series A (RB) 3.00%, 12/01/30 (c)	$1,000		$835,521
Philadelphia Authority for Industrial Development Multifamily Housing, University Square Apartments Project-Project Based Section 8 (RB) 5.00%, 12/01/26 (c)	1,000		1,014,915
Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 7.25%, 06/15/24 (c)	1,000		1,041,601
Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
6.38%, 06/01/25 (c)	440		439,265
6.50%, 06/01/25 (c)	440		440,512
6.62%, 06/01/25 (c)	415		416,145
Philadelphia Authority for Industrial Development, Independence Charter School West Project (RB) 5.00%, 12/15/26 (c)	355		353,800
Philadelphia Authority for Industrial Development, Independence Charter School West Project (RB) (SAW) 4.00%, 12/15/26 (c)	350		339,820
Philadelphia Authority for Industrial Development, La Salle University (RB) 4.00%, 11/01/27 (c)	2,000		1,544,949
Philadelphia Authority for Industrial Development, Performing Arts, String Theory Charter School Project (RB)
5.00%, 06/15/28 (c)	1,000		962,444
5.00%, 06/15/28 (c)	500		502,067
Philadelphia Authority for Industrial Development, Temple University (RB) 5.00%, 04/01/25 (c)	3,000		3,151,375
Philadelphia Authority for Industrial Development, Temple University, First Series (RB) 5.00%, 04/01/25 (c)	5,695		5,855,017
Philadelphia Authority for Industrial Development, The University of Arts (RB) 5.00%, 03/15/28 (c)	3,000		2,773,120

33

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, Wesley Enhanced Living Obligation Group, Series A (RB) 5.00%, 07/01/27 (c)	$735	$693,237
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System (RB) 5.00%, 07/01/27 (c)	1,000	1,052,450
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System, Series A (RB)
5.00%, 07/01/27 (c)	1,240	1,311,631
5.00%, 07/01/27 (c)	220	232,253
Reading School District (GO) (AGM) 5.00%, 03/01/27 (c)	1,535	1,633,920
School District of Philadelphia, Series A (GO) (AGM-CR FGIC ST AID WITHHLDG) 5.00%, 06/01/24	1,010	1,039,311
School District of Philadelphia, Series F (GO) (SAW) 5.00%, 09/01/26	3,000	3,237,984
Scranton Pennsylvania (GO) 5.00%, 05/15/24 (c)	1,000	1,012,136
Scranton Redevelopment Authority, Series A (RB) 5.00%, 05/15/24 (c)	220	217,592
Scranton-Lackawanna, Pennsylvania Health and Welfare Authority (RB) 5.00%, 06/01/26 (c)	1,500	1,462,843
Westmoreland County Industrial Development Authority, Excela Health Project, Series A (RB) 5.00%, 07/01/29	1,450	1,579,342
		128,797,320
Puerto Rico: 7.4%
Cofina Class 2 Trust (RB) (AMBAC) 0.00%, 08/01/47 ^	80	22,087
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series B (RB)
5.00%, 07/01/29	3,000	3,092,088
5.00%, 07/01/31 (c)	2,000	2,034,238
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
4.00%, 07/01/31 (c)	7,365	6,600,212
5.00%, 07/01/30	7,500	7,748,217
5.00%, 07/01/30 (c)	15,000	14,853,231
5.00%, 07/01/32 (c)	1,290	1,314,198
6.12%, 07/01/24	105	107,001
	Par (000’s)	Value
Puerto Rico (continued)
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series B (RB) 5.00%, 07/01/31 (c)	$3,500	$3,598,594
Puerto Rico Commonwealth, Series A-1 (GO)
4.00%, 07/01/31 (c)	8,260	7,129,533
4.00%, 07/01/31 (c)	7,425	6,217,491
Puerto Rico Commonwealth, Series A-1 (GO) (BAM-TCRS)
4.00%, 07/01/31 (c)	13,000	11,540,192
4.00%, 07/01/31 (c)	13,570	12,719,763
4.00%, 07/01/31 (c)	15,073	13,730,011
5.62%, 07/01/27	4,000	4,194,468
5.62%, 07/01/29	3,500	3,727,469
5.75%, 07/01/31	12,055	13,100,108
Puerto Rico Highway & Transportation Authority, Series A (RB) 5.00%, 07/01/32 (c)	2,000	1,930,000
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Series A (RB) 6.62%, 01/30/23 (c)	100	101,670
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, University Plaza Project, Series A (RB) (NATL) 5.00%, 07/01/23 (c)	20	19,753
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
0.01%, 07/01/24	5,772	5,440,299
4.50%, 07/01/25 (c)	5,000	5,024,007
5.00%, 07/01/28 (c)	34,070	33,652,598
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AGC) 4.55%, 07/01/28 (c)	6,662	6,568,748
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AMBAC) 4.75%, 07/01/28 (c)	23,559	22,465,533
Puerto Rico Sales Tax Financing Corp., Series A-2 (RB)
4.33%, 07/01/28 (c)	26,008	24,963,066
4.33%, 07/01/28 (c)	10,960	10,519,656
4.55%, 07/01/28 (c)	6,432	6,341,967
4.78%, 07/01/28 (c)	4,900	4,685,824
		233,442,022
Rhode Island: 0.3%
Rhode Island Health and Educational Building Corp., Care New England Issue, Series B (RB)
5.00%, 09/01/26 (c)	3,750	3,639,836
5.00%, 09/01/26	100	102,959

34

	Par (000’s)	Value
Rhode Island (continued)
Rhode Island Health and Educational Building Corp., Care New England, Series B (RB) 5.00%, 09/01/26 (c)	$500	$502,963
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB)
5.00%, 05/15/26 (c)	690	700,844
5.00%, 05/15/26 (c)	1,000	1,033,783
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/25 (c)	1,650	1,675,891
Tobacco Settlement Financing Corp., Series B (RB) 5.00%, 06/01/25 (c)	2,000	2,013,496
		9,669,772
South Carolina: 0.4%
Berkeley County, South Carolina Nexton Improvement District (SA) 4.38%, 11/01/29 (c)	800	667,791
SCAGO Educational Facilities Corp., School District of Pickens County Project (RB) 5.00%, 06/01/25 (c)	1,425	1,503,587
South Carolina Jobs-Economic Development Authority, Hampton Medical Center Project (RB)
5.00%, 11/01/24 (c)	650	659,250
5.00%, 11/01/24 (c)	500	520,520
South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB)
5.75%, 12/15/26 (c)	500	513,542
5.75%, 12/15/26 (c)	500	508,967
South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Hopes (RB) 5.00%, 04/01/25 (c)	5,000	4,192,880
South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Hopes, Series A (RB) (AGM) 5.00%, 04/01/24 (c)	1,000	834,691
South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/23 (c)	320	273,070
South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB) 4.00%, 11/15/24 (c)	255	247,095
	Par (000’s)	Value
South Carolina (continued)
South Carolina Ports Authority (RB) 5.25%, 07/01/25 (c)	$1,515	$1,598,673
		11,520,066
South Dakota: 0.1%
City of Sioux Falls, Dow Rummel Village Project (RB)
5.00%, 11/01/26 (c)	750	676,670
5.00%, 11/01/26 (c)	500	450,515
County of Lincoln, South Dakota Economic Development, Augustana College Association Project, Series A (RB)
4.00%, 08/01/31 (c)	1,100	888,765
4.00%, 08/01/31 (c)	1,550	1,292,569
		3,308,519
Tennessee: 0.6%
Blount County, Health and Educational Facilities Board, Series A (RB) 5.00%, 01/01/25 (c) (d) *	740	447,737
Bristol Industrial Development Board, Pinnacle Project, Series A (RB) 5.00%, 12/01/26 (c)	2,000	1,927,340
Chattanooga Health, Educational and Housing Facility Board, Series A-2 (RB) 5.00%, 08/01/29 (c)	310	322,896
Chattanooga-Hamilton County Hospital, Erlanger Health System, Series A (RB) 5.00%, 10/01/24 (c)	5,180	5,206,713
Knox County Health Educational and Housing Facility Board (RB)
4.00%, 09/01/26 (c)	290	256,632
4.00%, 09/01/26 (c)	295	284,618
5.00%, 04/01/27 (c)	645	673,039
Shelby County, Tennessee Health, Educational and Housing Facility Board, The Farms at Bailey Station, Series A (RB)
5.50%, 10/01/25 (c)	250	197,439
5.75%, 10/01/25 (c)	1,755	1,228,215
5.75%, 10/01/25 (c)	1,595	1,178,207
Tennessee Energy Acquisition Corp., Series B (RB) 5.62%, 09/01/26	7,000	7,399,197
The Health, Educational and Housing Facility Board of the City of Chattanooga, CommonSpirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	200	199,895
		19,321,928

35

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Texas: 5.8%
Angelina and Neches River Authority, Industrial Development Corp., Solid Waste Disposal and Wastewater Treatment Facilities, Series A (RB) 7.50%, 06/01/28 (c)	$1,500	$1,016,183
Arlington Higher Education Finance Corp., Texas Project, Series A (RB) 6.75%, 02/15/30 (c)	5	5,033
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) (SAW) 5.00%, 01/01/27	280	292,664
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series B (RB)
5.00%, 01/01/26	715	725,564
5.00%, 01/01/27 (c)	500	507,078
Board of Managers, Joint Guadalupe County, City of Seguin Hospital (RB)
5.00%, 12/01/25 (c)	215	203,810
5.00%, 12/01/25 (c)	610	595,416
Brazoria County Industrial Development Corp., Texas Solid Waste Disposal Facilities, Gladieux Recycling, LLC Project (RB) (SAW) 8.50%, 03/01/26 (c)	4,320	3,976,836
Brazoria County Industrial Development Corp., Texas Solid Waste Disposal Facilities, Gladieux Recycling, LLC Project (RB) (SBG) 7.00%, 03/01/26 (c)	1,850	1,752,711
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Series A (RB) 3.62%, 07/01/24 (c)	2,700	2,458,675
Central Texas Regional Mobility Authority, Series C (RB) 5.00%, 01/01/26 (c)	6,000	6,383,042
Central Texas Regional Mobility Authority, Subordinated Lien, Series G (RB)
4.00%, 01/01/30 (c)	1,500	1,440,874
4.00%, 01/01/30 (c)	5,690	5,360,157
City of Dallas Housing Finance Corp., The Briscoe Apartments, Series A (RB) 6.00%, 12/01/37 (c)	1,000	1,053,280
City of Houston, Airport System, United Airlines, Inc. Terminal E Project (RB) 5.00%, 07/01/24 (c)	2,000	2,021,351
	Par (000’s)	Value
Texas (continued)
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series A (RB) 4.00%, 07/01/29 (c)	$1,220	$1,099,677
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
4.00%, 07/15/29 (c)	4,645	4,186,346
5.00%, 07/15/25 (c)	2,650	2,657,419
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB)
5.00%, 07/15/27	5,590	5,746,285
5.00%, 07/15/28	3,500	3,618,292
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Technical Operations Center Project (RB) 5.00%, 07/15/28	1,000	1,033,798
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal E Project (RB) 4.75%, 07/01/24	5,010	5,018,387
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement Projects, Series B-1 (RB) 5.00%, 07/15/25 (c)	4,335	4,412,521
City of Houston, Texas Airport System, Series A (RB) 4.00%, 07/01/31 (c)	1,600	1,527,650
City of New Braunfels, Utility System (RB) 4.00%, 07/01/28 (c)	4,005	3,927,567
Clifton Higher Education Finance Corp., Series A (RB)
5.12%, 08/15/25 (c)	730	737,496
5.50%, 08/15/25 (c)	610	619,487
Clifton Higher Education Finance Corp., Series D (RB)
5.75%, 08/15/25 (c)	500	512,284
6.00%, 08/15/25 (c)	500	513,795
Comal Independent School District (GO) 4.00%, 03/03/23 (c)	4,925	4,929,104
Conroe Local Government Corp., Conroe Convention Center Hotel, Series A (RB) 4.00%, 10/01/31 (c)	2,035	1,708,085
Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/23 (c)	850	850,879

36

	Par (000’s)	Value
Texas (continued)
El Paso County Hospital District (GO) 5.00%, 08/15/23 (c)	$4,680	$4,708,375
Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 01/30/23 (c)	2,265	2,265,592
Harris County, Houston Sports Authority, Junior Lien, Series H (RB) (NATL)
0.00%, 11/15/27 ^	590	497,265
0.00%, 11/15/31 (c) ^	120	63,250
0.00%, 11/15/31 (c) ^	170	63,050
0.00%, 11/15/31 (c) ^	145	57,745
0.01%, 11/15/25	495	449,415
0.01%, 11/15/29	1,405	1,089,328
0.01%, 11/15/30	115	85,308
0.01%, 11/15/31 (c)	1,140	393,620
0.01%, 11/15/31 (c)	705	464,675
0.01%, 11/15/31 (c)	350	159,753
Harris County, Houston Sports Authority, Third Lien, Series A-3 (RB) (NATL)
0.00%, 11/15/24 (c) ^	335	161,876
0.00%, 11/15/24 (c) ^	100	61,722
Love Field Airport Modernization Corp., Southwest Airlines Co. (RB) 5.00%, 01/30/23 (c)	3,000	3,000,863
Lower Colorado River Authority (RB) 5.00%, 05/15/23 (c)	2,000	2,008,344
Matagorda County Navigation District No. 1, Series A (RB) (AMBAC) 4.40%, 05/01/30	1,035	1,095,447
Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB) (NATL)
5.12%, 02/15/24 (c) (d) *	2,680	1,902,800
5.12%, 02/15/24 (c) (d) *	700	497,000
Mission Economic Development Corp., Senior Lien, Natgasoline Project (RB) 4.62%, 01/20/23 (c)	11,500	11,446,600
Montgomery County Toll Road Authority (RB) 5.00%, 09/15/25 (c)	1,000	1,008,646
New Hope Cultural Education Facilities Finance Corp. (RB)
4.00%, 08/15/31 (c)	3,315	2,820,670
5.50%, 01/01/25 (c)	1,000	938,412
New Hope Cultural Education Facilities Finance Corp., 4-K Housing, Inc. Stoney Brook Project, Series B (RB) 5.00%, 07/01/25 (c) (d) *	235	105,750
	Par (000’s)	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series C (RB) 5.50%, 07/01/26 (c)	$1,595	$717,750
New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 5.00%, 07/01/24 (c)	230	193,215
New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 03/03/23 (c)	190	193,453
New Hope Cultural Education Facilities Finance Corp., MRC Senior Living - The Langford Project, Series A (RB) 5.50%, 11/15/26 (c)	750	649,182
New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
5.00%, 07/01/24	115	97,750
5.00%, 07/01/25 (c)	440	374,000
5.00%, 07/01/25 (c)	100	85,000
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project (RB) 5.25%, 10/01/25 (c)	2,200	1,928,885
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Series A-1 (RB)
5.00%, 12/01/26 (c)	2,045	1,846,699
5.00%, 12/01/26 (c)	1,000	889,622
New Hope Cultural Education Facilities Finance Corp., Sanctuary LTC Project, Series A-1 (RB) 5.50%, 01/01/28 (c)	8,045	6,013,880
New Hope Cultural Education Facilities Finance Corp., Texas A&M University Project, Series A (RB) (AGM) 5.00%, 04/01/24 (c)	1,105	1,114,146
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. Project (RB)
5.00%, 01/01/26 (c)	250	190,038
5.00%, 01/01/26 (c)	250	194,077
North East Texas Regional Mobility Authority, Series B (RB) 5.00%, 01/01/26 (c)	400	401,407

37

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Texas (continued)
Port Beaumont Navigation District, Allegiant Industrial Island Park Project (RB) 8.00%, 02/01/26 (c)	$2,825	$2,760,425
Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB)
5.00%, 08/15/26 (c)	400	393,429
5.00%, 08/15/26 (c)	400	378,307
Reagan Hospital District, Series A (GO) 5.12%, 02/01/24 (c)	1,000	1,015,315
San Antonio Education Facilities Corp., University of Incarnate Word Project, Series A (RB) 4.00%, 04/01/31 (c)	1,000	817,188
Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 01/30/23 (c) (d) *	9,900	2,475,000
Tarrant County Cultural Education Facilities Finance Corp., Air Force Villages Obligated Group Project (RB) 5.00%, 05/15/24 (c)	125	117,798
Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series A (RB) 6.38%, 02/15/27 (c) (d) *	535	294,250
Tarrant County Cultural Education Facilities Finance Corp., Trinity Terrace Project, Series A-1 (RB) 5.00%, 10/01/24 (c)	1,000	995,968
Texas Municipal Gas Acquisition & Supply Corp. III (RB)
5.00%, 12/15/29	1,375	1,462,166
5.00%, 12/15/31	2,920	3,126,434
5.00%, 12/15/32	3,425	3,678,509
Texas Municipal Gas Acquisition and Supply Corp. III (RB) 5.00%, 12/15/28	925	981,932
Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC Project (RB)
5.00%, 12/31/25 (c)	250	250,942
5.00%, 12/31/25 (c)	460	464,462
5.00%, 12/31/25 (c)	230	232,680
Texas Private Activity Bond Surface Transportation Corp., Managed Lanes Project, Series A (RB) 4.00%, 12/31/30 (c)	1,700	1,648,502
	Par (000’s)	Value
Texas (continued)
4.00%, 12/31/30 (c)	$3,175	$3,099,450
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project (RB)
5.00%, 06/30/29 (c)	15,620	15,832,910
6.75%, 09/01/23 (c)	5,000	5,077,044
7.00%, 09/01/23 (c)	515	524,113
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project, Series A (RB) 4.00%, 12/31/29 (c)	500	481,395
Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
5.00%, 08/15/24 (c)	850	872,905
5.00%, 08/15/24 (c)	600	617,718
5.00%, 08/15/24 (c)	7,735	7,899,107
Town of Westlake, Solana Public Improvement District (SA)
6.12%, 09/01/25 (c)	1,000	1,008,579
6.25%, 09/01/25 (c)	1,000	1,005,359
6.38%, 09/01/25 (c)	1,000	1,006,678
Woodloch Health Facilities Development Corp., Series A-1 (RB) 6.75%, 12/01/24 (c) (d) *	4,980	3,635,400
		183,280,321
Utah: 0.4%
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area #2 (SA) 4.00%, 08/01/31 (c)	2,500	1,871,539
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area, Series A (SA)
4.50%, 08/01/30 (c)	2,500	2,296,018
5.00%, 08/01/30 (c)	4,000	3,655,473
Military Installation Development Authority, Utah Tax Allocation, Series A-1 (RB) 4.00%, 09/01/26 (c)	1,250	963,329
Utah Charter School Finance Authority, Freedom Academy Foundation Project (RB)
5.25%, 06/15/27 (c)	1,500	1,496,905
5.38%, 06/15/27 (c)	2,195	2,119,731
		12,402,995
Vermont: 0.0%
Vermont Economic Development Authority, Wake Robin Corp. Project, Series A (RB) (FHLMC COLL) 4.00%, 05/01/28 (c)	500	414,788

38

	Par (000’s)	Value
Virgin Islands: 0.5%
Matching Fund Special Purpose Securitization Corp., Virgin Island, Series A (RB)
5.00%, 10/01/30	$1,500	$1,563,873
5.00%, 10/01/32 (c)	6,500	6,509,336
5.00%, 10/01/32	2,710	2,821,465
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB) (NATL) 4.25%, 01/30/23 (c)	720	728,723
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB) 4.50%, 10/01/24 (c)	550	392,253
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes, Series C (RB) 5.00%, 10/01/24 (c)	1,000	914,508
Virgin Islands Water & Power Authority, Series B (RB)
5.00%, 01/30/23 (c)	65	63,593
5.00%, 01/30/23 (c)	1,070	1,038,479
5.00%, 01/30/23 (c)	330	327,151
5.00%, 01/30/23 (c)	170	164,508
5.00%, 03/03/23 (c)	1,170	1,138,789
		15,662,678
Virginia: 1.9%
Bristol Industrial Development Authority, Series B (RB) 6.35%, 11/01/24 (c) (d) *	250	146,203
Cherry Hill Community Development Authority, Potomac Shores Project (SA)
5.15%, 03/01/25 (c)	200	200,773
5.40%, 03/01/25 (c)	495	496,519
Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
5.00%, 07/01/26 (c)	8,000	8,176,176
5.00%, 07/01/26 (c)	1,025	1,044,151
City of Chesapeake, Chesapeake Transportation System, Series A (RB) 5.00%, 01/30/23 (c)	380	380,220
City of Hopewell, Sewer System, Series A (RB) 5.00%, 01/30/23 (c)	240	240,184
Farmville Industrial Development Authority, Educational Facilities, Longwood University Student Housing Projects, Series A (RB)
5.00%, 07/01/30 (c)	1,500	1,493,337
5.00%, 07/01/30 (c)	1,000	977,119
	Par (000’s)	Value
Virginia (continued)
Hampton Roads Transportation Accountability Commission (RB) 5.00%, 07/01/26	$1,395	$1,523,490
Lynchburg Economic Development Authority, Series A (RB) 5.00%, 01/01/27 (c)	2,500	2,574,500
Peninsula Town Center Community Development Authority (RB)
5.00%, 09/01/27 (c)	2,010	1,774,368
5.00%, 09/01/27 (c)	500	473,289
Riverside County Transportation Commission, Series A (RB) 5.38%, 09/01/26 (c)	3,500	2,416,095
Roanoke County Economic Development Authority, Series B (RB) 4.62%, 09/01/29 (c) (d) (p) *	1,000	831,536
Roanoke Economic Development Authority, Residential Care Facility (RB) 5.00%, 09/01/27 (c)	500	359,052
Virginia College Building Authority, Marymount University Project, Series A (RB)
5.00%, 07/01/25 (c)	2,500	2,447,113
5.00%, 07/01/25 (c)	1,000	1,008,091
Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	2,300	2,353,742
Virginia Small Business Financing Authority, Hampton University (RB) 5.25%, 10/01/24 (c)	1,000	1,037,961
Virginia Small Business Financing Authority, Residential Care Facilities (RB) (AGM) 4.00%, 12/01/26 (c)	1,000	907,489
Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
4.00%, 01/01/32 (c)	1,250	1,195,528
4.00%, 01/01/32 (c)	1,000	945,317
4.00%, 01/01/32 (c)	1,000	946,292
4.00%, 01/01/32 (c)	3,925	3,562,658
5.00%, 01/01/32 (c)	500	556,485
Virginia Small Business Financing Authority, Senior Lien I-495 Hot Lanes Project (RB) 5.00%, 12/31/32 (c)	2,000	2,070,905

39

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Virginia (continued)
Virginia Small Business Financing Authority, Senior Lien Transform 66 P3 Project (RB)
5.00%, 06/30/27 (c)	$13,220	$13,198,384
5.00%, 06/30/27 (c)	1,735	1,737,629
Virginia Small Business Financing Authority, Solid Waste Disposal Facility (RB) 5.00%, 07/01/38 (c) (p)	4,000	3,833,842
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Series A (RB) (AGC) 0.75%, 09/02/25 (p)	1,000	919,288
		59,827,736
Washington: 1.2%
Kalispel Tribe Indians Priority, Series A (RB)
5.00%, 01/01/28 (c)	250	261,307
5.25%, 01/01/28 (c)	250	261,284
King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (RB)
5.75%, 12/01/25 (c)	500	517,436
6.00%, 12/01/25 (c)	500	517,340
6.25%, 12/01/25 (c)	250	258,340
Washington Health Care Facilities Authority, CommonSpirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	100	96,359
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB)
5.00%, 08/15/27 (c)	205	214,223
5.00%, 08/15/27 (c)	3,000	3,064,902
Washington State Convention Center Public Facilities District, Series B (RB)
3.00%, 07/01/31 (c)	3,000	2,049,653
3.00%, 07/01/31 (c)	1,000	879,454
3.00%, 07/01/31 (c)	4,400	2,765,452
3.00%, 07/01/31 (c)	2,500	1,571,279
4.00%, 07/01/31 (c)	5,945	4,796,144
4.00%, 07/01/31 (c)	3,745	3,172,161
Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB)
5.00%, 07/01/24 (c)	150	136,304
5.00%, 07/01/24 (c)	2,000	1,658,265
Washington State Housing Finance Commission, Eliseo Project, Series A (RB) 4.00%, 01/01/28 (c)	1,000	824,434
	Par (000’s)	Value
Washington (continued)
Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB) 5.00%, 01/01/25 (c)	$2,495	$2,002,125
Washington State Housing Finance Commission, Transforming Age Projects, Series A (RB) 5.00%, 07/01/26 (c)	7,000	5,485,667
Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project (RB)
5.00%, 07/01/26 (c)	500	436,950
5.00%, 07/01/26 (c)	1,250	1,069,879
Washington State, Convention Center Public Facilities District (RB) 4.00%, 07/01/31	4,700	4,416,305
Washington State, Convention Center Public Facilities District, Series B (RB) (AGM) 4.00%, 07/01/31 (c)	1,000	999,783
Washington State, Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB) 3.75%, 07/01/26	115	110,084
		37,565,130
West Virginia: 0.6%
County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, The Highlands Project (TA) 4.00%, 01/30/23 (c)	760	706,839
Harrison County Building Commission, General Services Administration Building Project (RB)
3.12%, 10/01/27 (c)	700	501,562
3.25%, 10/01/27 (c)	820	577,565
3.50%, 10/01/27 (c)	1,000	871,533
Monongalia County Commission Excise Tax District, Series A (RB) 4.12%, 06/01/31 (c)	2,500	2,306,787
West Virginia Economic Development Authority (RB) 4.00%, 06/15/27 (c)	4,000	4,265,474
West Virginia Economic Development Authority, Arch Resources Project (RB) 5.00%, 07/01/25 (c) (p)	5,000	5,035,131
West Virginia Economic Development Authority, Arch Resources Project (RB) (SAW) 4.12%, 07/01/25 (c) (p)	3,350	3,309,412

40

	Par (000’s)	Value
West Virginia (continued)
West Virginia Hospital finance Authority, Cabell Huntington Hospital, Series A (RB) 5.00%, 01/01/29 (c)	$1,000	$1,027,578
		18,601,881
Wisconsin: 2.4%
Public Finance Authority Educational Facilities, Charter Day School, Inc. Project, Series A (RB) 5.00%, 12/01/27 (c)	2,500	2,171,734
Public Finance Authority Health Care Facilities, Appalachian Regional Healthcare System, Series A (RB) 4.00%, 01/01/31 (c)	1,100	943,972
Public Finance Authority Hospital, Carson Valley Medical Center, Series A (RB) (SAW) 4.00%, 12/01/31 (c)	5,250	4,209,321
Public Finance Authority, American Preparatory Academy, Series A (RB) 5.38%, 07/15/27 (c)	1,000	987,243
Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.12%, 06/01/26 (c)	250	233,689
Public Finance Authority, Cornerstone Charter Academy, Series A (RB)
5.00%, 02/01/26 (c)	495	484,815
5.12%, 02/01/26 (c)	500	478,840
Public Finance Authority, Corvian Community School Project, Series A (RB)
4.25%, 06/15/24 (c)	460	442,568
5.00%, 06/15/26 (c)	500	475,804
5.00%, 06/15/26 (c)	500	453,143
Public Finance Authority, Discovery Charter School Project, Series A (RB) 6.75%, 06/01/30 (c)	700	700,712
Public Finance Authority, Educational Facilities, Charter Day School, Inc. Project (RB)
5.00%, 12/01/27 (c)	500	453,209
5.00%, 12/01/27 (c)	1,390	1,360,289
Public Finance Authority, Educational Facilities, Lake Erie College Project, Series A (RB) 5.88%, 10/01/29 (c)	1,000	874,425
Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, Series A (RB) 5.00%, 02/01/32 (c)	3,500	3,361,394
	Par (000’s)	Value
Wisconsin (continued)
5.75%, 02/01/32 (c)	$1,000	$963,023
Public Finance Authority, Healthcare Facility Expansion, Church Home of Hartford, Inc. Project, Series A (RB)
5.00%, 09/01/24 (c)	1,500	1,382,264
5.00%, 09/01/25	75	74,853
Public Finance Authority, Higher Educational Facilities, Wittenberg University Project (RB) 5.25%, 12/01/24 (c)	1,500	1,438,402
Public Finance Authority, Living Community First Mortgage (RB)
4.25%, 05/01/27 (c)	415	374,573
5.00%, 03/01/28 (c)	1,250	1,174,071
Public Finance Authority, Lombard Conference and Hotel Center, Second-Tier (RB) (ACA) 3.75%, 03/15/28 (c) (d) *	890	533,134
Public Finance Authority, Maryland Proton Treatment Center, Series A-1 (RB) 6.25%, 01/01/28 (c)	500	307,500
Public Finance Authority, McLemore Hotel & Conference Center, Series A (RB) 4.50%, 06/01/28 (c)	4,000	3,073,942
Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB) 5.00%, 06/15/26 (c)	1,000	881,130
Public Finance Authority, Penick Village (RB)
4.00%, 09/01/26 (c)	425	382,545
5.00%, 09/01/26 (c)	500	436,018
5.00%, 09/01/26 (c)	500	403,519
Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.20%, 12/01/27 (c)	1,555	1,606,735
Public Finance Authority, Rider University Project, Series A (RB) 4.50%, 01/01/31 (c)	2,920	2,418,440
Public Finance Authority, Roseman University of Health Sciences Project (RB)
4.00%, 04/01/32 (c)	1,250	961,167
5.88%, 04/01/25 (c)	1,000	1,016,017
Public Finance Authority, Searstone CCRC Project, Series A (RB) 5.51%, 06/01/23 (c)	1,000	1,049,443

41

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Wisconsin (continued)
Public Finance Authority, Sky Harbour Capital LLC, Aviation Facilities Project (RB)
4.00%, 07/01/31 (c)	$500	$398,593
4.00%, 09/01/31 (c)	1,500	1,200,805
4.25%, 07/01/31 (c)	1,765	1,326,637
Public Finance Authority, The Foundation of the University of North Carolina, Inc., Series A (RB) 4.00%, 09/01/31 (c)	1,060	828,438
Public Finance Authority, Triad Educational Services, Inc., Series A (RB) 5.50%, 06/15/25 (c)	300	307,977
Public Finance Authority, Trinity Regional Hospital Sachse, Series A-1 (RB) 7.38%, 01/01/30 (c)	4,265	3,544,720
Public Finance Authority, Ultimate Medical Academy Project, Series A (RB)
5.00%, 10/01/29 (c)	1,950	1,887,743
5.00%, 10/01/29 (c)	2,000	1,998,113
Public Finance Authority, UNC Health Southeastern, Series A (RB) 4.00%, 02/01/31 (c)	2,000	1,806,679
Public Finance Authority, University of North Carolina at Charlotte Inc., Series A (RB) 4.00%, 09/01/31 (c)	1,000	869,166
Public Finance Authority, Wisconsin Senior Airport Facilities, Series B (RB) 5.00%, 01/30/23 (c)	9,000	9,025,945
Public Finance Authority, Wonderful Foundation Charter School Portfolio Project, Series A-1 (RB)
5.00%, 01/01/31 (c)	1,555	1,281,230
5.00%, 07/01/30 (c)	5,545	4,617,727
Wisconsin Center District, Series C (RB) (AGM) 0.00%, 12/15/30 (c) ^	3,990	1,067,249
Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB) 5.00%, 08/01/24 (c)	750	716,556
Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series A-1 (RB) (SAW) 4.00%, 07/01/23 (c)	105	85,426
	Par (000’s)	Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series B (RB) 4.38%, 07/01/23 (c)	$850	$654,971
Wisconsin Health and Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Series A (RB)
5.25%, 02/21/23 (c)	1,150	1,145,539
5.38%, 02/21/23 (c)	1,200	1,194,279
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System, Inc., Series A (RB)
5.00%, 11/01/26 (c)	1,950	1,738,003
5.00%, 11/01/26 (c)	500	407,104
Wisconsin Health and Educational Facilities Authority, Thedacare, Inc., (RB) 4.00%, 12/15/29 (c)	260	249,909
Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB) 5.12%, 02/21/23 (c)	3,950	3,927,315
		76,388,058
Wyoming: 0.1%
County of Campbell (RB) (SBG) 3.62%, 05/15/29 (c)	3,000	2,734,619
Total Municipal Bonds: 98.2% (Cost: $3,312,700,965)		3,076,572,928
Other assets less liabilities: 1.8%		57,889,411
NET ASSETS: 100.0%		$3,134,462,339

42

Definitions:

ACA	Credit Agricole SA
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED
PROG	Special District Credit Enhancement Program
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-income producing
(d)	Security in default

Summary of Investments by Sector	% of Investments	Value
Industrial Development Revenue	13.0%	$399,449,845
Tax	12.3	379,931,916
Hospitals	11.1	341,217,910
Local GO	10.0	309,098,338
Education	9.9	303,407,534
Health	7.2	221,686,024
State GO	5.8	177,653,160
Tobacco	5.5	168,964,021
Toll & Turnpike	3.9	120,494,156
Utilities - Other	3.6	109,469,231
Multi-Family Housing	3.5	107,648,951
Leasing COPS & Appropriations	3.4	103,886,280
Power	2.4	75,311,821
Airport	2.3	72,346,043
Transportation	2.2	67,559,650
Water & Sewer	1.5	46,829,887
Misc	1.4	41,733,011
Refunded	0.6	18,840,766
Unassigned	0.3	8,912,187
Pollution Control	0.1	2,132,197
	100.0%	$3,076,572,928
43